UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2009

Item 1:               Report(s) to Shareholders.

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—All Value Portfolio

For the six-month period ended June 30, 2009

Lord Abbett Series Fund — All Value Portfolio
Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund – All Value Portfolio for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 – 6/30/09
Class VC
Actual	$1,000.00	$1,033.00	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.76

†  Net expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Consumer Discretionary	15.85%
Consumer Staples	3.12%
Energy	13.53%
Financial Services	18.91%
Healthcare	14.49%
Materials & Processing	6.63%
Producer Durables	20.50%
Technology	5.67%
Short-Term Investment	1.30%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 97.84%
Advertising Agencies 0.40%
Omnicom Group, Inc.	10,900	$344
Aerospace 5.27%
Alliant Techsystems, Inc.*	12,500	1,030
Curtiss-Wright Corp.	10,300	306
General Dynamics Corp.	26,600	1,473
United Technologies Corp.	34,170	1,775
Total		4,584
Air Transportation 1.56%
Bristow Group, Inc.*	9,300	276
Continental Airlines, Inc. Class B*	53,100	470
Southwest Airlines Co.	90,600	610
Total		1,356
Asset Management & Custodian 3.13%
Northern Trust Corp.	14,400	773
State Street Corp.	41,400	1,954
Total		2,727
Auto Parts 2.58%
Autoliv, Inc. (Sweden)(a)	40,200	1,157
BorgWarner, Inc.	21,400	731
WABCO Holdings, Inc.	20,400	361
Total		2,249
Automobiles 1.74%
Honda Motor Co., Ltd. ADR	55,200	1,511
Banks: Diversified 3.14%
City National Corp.	9,500	350
Commerce Bancshares, Inc.	19,862	632
Cullen/Frost Bankers, Inc.	24,700	1,139
Wells Fargo & Co.	25,300	614
Total		2,735

Investments	Shares	Value (000)
Biotechnology 3.53%
Amgen, Inc.*	42,600	$2,255
Onyx Pharmaceuticals, Inc.*	28,800	814
Total		3,069
Building: Materials 0.28%
Quanex Building Products Corp.	21,450	241
Casinos & Gambling 0.91%
International Game Technology	49,900	793
Chemical: Diversified 0.93%
Celanese Corp. Series A	34,100	810
Commercial Services: Rental & Leasing 0.60%
GATX Corp.	20,200	520
Commercial Vehicles & Parts 0.73%
PACCAR, Inc.	19,500	634
Communications Technology 0.93%
Anixter International, Inc.*	21,600	812
Computer Services, Software & Systems 4.68%
Adobe Systems, Inc.*	57,300	1,622
Intuit, Inc.*	6,400	180
McAfee, Inc.*	31,300	1,321
Microsoft Corp.	40,100	953
Total		4,076
Consumer Lending 0.74%
Berkshire Hathaway, Inc. Class B*	222	643
Containers & Packaging 0.67%
AptarGroup, Inc.	17,200	581

See Notes to Financial Statements.
4

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Diversified Financial Services 7.35%
Bank of New York Mellon Corp. (The)	55,887	$1,638
JPMorgan Chase & Co.	47,400	1,617
Lazard Ltd. Class A	38,600	1,039
Morgan Stanley	48,800	1,391
Raymond James Financial, Inc.	41,100	707
Total		6,392
Diversified Manufacturing Operations 4.28%
Eaton Corp.	30,270	1,350
Honeywell International, Inc.	26,500	832
ITT Corp.	34,600	1,540
Total		3,722
Diversified Materials & Processing 0.34%
Hexcel Corp.*	30,700	293
Diversified Retail 5.38%
American Eagle Outfitters, Inc.	65,400	927
Costco Wholesale Corp.	9,800	448
Kohl's Corp.*	6,200	265
Lowe's Cos., Inc.	46,100	895
Nordstrom, Inc.	17,600	350
Target Corp.	12,200	482
TJX Companies, Inc. (The)	21,700	683
Wal-Mart Stores, Inc.	13,000	630
Total		4,680
Drug & Grocery Store Chains 1.04%
Kroger Co. (The)	40,900	902
Engineering & Contracting Services 1.22%
Jacobs Engineering Group, Inc.*	16,900	711
URS Corp.*	7,100	352
Total		1,063

Investments	Shares	Value (000)
Foods 0.72%
J.M. Smucker Co. (The)	12,900	$628
Fruit & Grain Processing 0.25%
Archer Daniels Midland Co.	8,200	220
Gas Pipeline 3.56%
El Paso Corp.	122,300	1,129
EQT Corp.	17,600	614
Williams Cos., Inc. (The)	86,600	1,352
Total		3,095
Gold 1.86%
Barrick Gold Corp. (Canada)(a)	48,200	1,617
Healthcare Facilities 2.83%
DaVita, Inc.*	49,800	2,463
Healthcare Management Services 0.31%
Humana, Inc.*	8,405	271
Healthcare Services 0.64%
McKesson Corp.	12,600	554
Hotel/Motel 3.31%
Marriott International, Inc. Class A	45,869	1,012
Starwood Hotels & Resorts Worldwide, Inc.	35,000	777
Wynn Resorts Ltd.*	30,800	1,087
Total		2,876
Household Furnishings 0.05%
Ethan Allen Interiors, Inc.	4,100	42
Insurance: Multi-Line 3.33%
ACE Ltd. (Switzerland)(a)	5,300	234
Aon Corp.	37,800	1,431
Markel Corp.*	1,800	507
MetLife, Inc.	24,100	723
Total		2,895

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Luxury Items 0.91%
Fossil, Inc.*	33,000	$795
Machinery: Industrial 0.56%
Kennametal, Inc.	21,200	407
Nordson Corp.	2,200	85
Total		492
Medical Equipment 0.87%
Thermo Fisher Scientific, Inc.*	7,300	298
Varian Medical Systems, Inc.*	13,000	457
Total		755
Metal Fabricating 1.94%
Precision Castparts Corp.	5,400	394
Reliance Steel & Aluminum Co.	33,800	1,298
Total		1,692
Miscellaneous: Consumer Staples 1.08%
Diageo plc ADR	16,500	945
Oil: Crude Producers 3.23%
Apache Corp.	7,200	519
Forest Oil Corp.*	27,200	406
Noble Energy, Inc.	9,700	572
Petrohawk Energy Corp.*	12,900	288
Range Resources Corp.	2,900	120
XTO Energy, Inc.	23,800	908
Total		2,813
Oil: Integrated 2.34%
EnCana Corp. (Canada)(a)	29,800	1,474
Hess Corp.	2,400	129
Suncor Energy, Inc. (Canada)(a)	14,300	434
Total		2,037

Investments	Shares	Value (000)
Oil Well Equipment & Services 4.28%
Cameron International Corp.*	15,200	$430
Halliburton Co.	39,200	811
Helmerich & Payne, Inc.	4,900	151
Oceaneering International, Inc.*	3,900	176
Schlumberger Ltd.	14,500	785
Smith International, Inc.	29,400	757
Superior Energy Services, Inc.*	35,500	613
Total		3,723
Pharmaceuticals 6.19%
Abbott Laboratories	60,700	2,855
AmerisourceBergen Corp.	66,600	1,181
Watson Pharmaceuticals, Inc.*	40,000	1,348
Total		5,384
Producer Durables: Miscellaneous 0.75%
SPX Corp.	13,400	656
Railroads 1.72%
Canadian National Railway Co. (Canada)(a)	17,700	760
Kansas City Southern*	45,700	736
Total		1,496
Scientific Instruments: Control & Filter 2.29%
Donaldson Co., Inc.	9,900	343
Parker Hannifin Corp.	30,700	1,319
Roper Industries, Inc.	7,400	335
Total		1,997
Scientific Instruments: Electrical 0.22%
AMETEK, Inc.	5,450	188
Securities Brokerage & Services 1.05%
Charles Schwab Corp. (The)	52,300	917

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Shares	Value (000)
Shipping 0.69%
Kirby Corp.*	18,800	$598
Steel 0.56%
Carpenter Technology Corp.	23,500	489
Textiles Apparel & Shoes 0.44%
Guess?, Inc.	14,900	384
Truckers 0.43%
Heartland Express, Inc.	25,200	371
Total Common Stocks (cost $91,588,492)		85,130

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.29%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $1,050,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $1,149,750; proceeds: $1,122,960 (cost $1,122,960)	$1,123	$1,123
Total Investments in Securities 99.13% (cost $92,711,452)		86,253
Cash and Other Assets in Excess of Liabilities 0.87%		761
Net Assets 100.00%		$87,014

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $92,711,452)	$86,253,389
Cash	3,266
Receivables:
Investment securities sold	1,181,696
Capital shares sold	94,270
Dividends	54,123
From advisor (See Note 3)	7,505
Total assets	87,594,249
LIABILITIES:
Payables:
Investment securities purchased	420,035
Management fee	51,180
Capital shares reacquired	12,655
Directors' fees	3,027
Fund administration	2,730
Accrued expenses and other liabilities	90,474
Total liabilities	580,101
NET ASSETS	$87,014,148
COMPOSITION OF NET ASSETS:
Paid-in capital	$106,857,212
Undistributed net investment income	158,973
Accumulated net realized loss on investments	(13,543,974)
Net unrealized depreciation on investments	(6,458,063)
Net Assets	$87,014,148
Outstanding shares (50 million shares of common stock authorized, .001 $par value)	7,120,234
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.22

See Notes to Financial Statements.
8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends (net of foreign withholding taxes of $4,780)	$605,222
Interest	153
Total investment income	605,375
Expenses:
Management fee	289,449
Shareholder servicing	140,886
Professional	18,778
Reports to shareholders	15,905
Fund administration	15,437
Custody	6,172
Directors' fees	1,276
Other	1,078
Gross expenses	488,981
Expense reductions (See Note 7)	(143)
Expenses reimbursed by advisor (See Note 3)	(45,008)
Net expenses	443,830
Net investment income	161,545
Net realized and unrealized gain (loss):
Net realized loss on investments	(5,900,803)
Net change in unrealized depreciation on investments	8,500,009
Net realized and unrealized gain	2,599,206
Net Increase in Net Assets Resulting From Operations	$2,760,751

See Notes to Financial Statements.
9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$161,545	$515,467
Net realized loss on investments	(5,900,803)	(7,629,201)
Net change in unrealized appreciation/depreciation on investments	8,500,009	(23,361,470)
Net increase (decrease) in net assets resulting from operations	2,760,751	(30,475,204)
Distributions to shareholders from:
Net investment income	–	(515,508)
Net realized gain on investments	–	(590,433)
Total distributions to shareholders	–	(1,105,941)
Capital share transactions (See Note 10):
Proceeds from sales of shares	12,794,159	19,957,124
Reinvestment of distributions	–	1,105,941
Cost of shares reacquired	(5,425,038)	(14,344,503)
Net increase in net assets resulting from capital share transactions	7,369,121	6,718,562
Net increase (decrease) in net assets	10,129,872	(24,862,583)
NET ASSETS:
Beginning of period	$76,884,276	$101,746,859
End of period	$87,014,148	$76,884,276
Undistributed (distributions in excess of) net investment income	$158,973	$(2,572)

See Notes to Financial Statements.
10

Financial Highlights

	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$11.83		$16.84	$16.48	$14.82	$13.95	$12.10
Investment operations:
Net investment income(a)	.02		.08	.10	.11	.09	.13
Net realized and unrealized gain (loss)	.37		(4.92)	1.01	2.06	.88	1.77
Total from investment operations	.39		(4.84)	1.11	2.17	.97	1.90
Distributions to shareholders from:
Net investment income	–		(.08)	(.09)	(.09)	(.05)	(.05)
Net realized gain	–		(.09)	(.66)	(.42)	(.05)	– (b)
Total distributions	–		(.17)	(.75)	(.51)	(.10)	(.05)
Net asset value, end of period	$12.22		$11.83	$16.84	$16.84	$14.82	$13.95
Total Return(c)	3.30	%(d)	(28.67)%	6.72%	14.64%	6.95%	15.71%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.57	%(d)	1.15%	1.15%	1.15%	1.14%	1.14%
Expenses, including expense reductions and expenses reimbursed	.57	%(d)	1.15%	1.15%	1.15%	1.14%	1.14%
Expenses, excluding expense reductions and expenses reimbursed	.63	%(d)	1.27%	1.24%	1.30%	1.75%	3.06%
Net investment income	.21	%(d)	.56%	.55%	.69%	.66%	.99%
Supplemental Data:
Net assets, end of period (000)	$87,014		$76,884	$101,747	$75,940	$34,277	$6,457
Portfolio turnover rate	43.53	%(d)	81.82%	62.96%	59.92%	34.89%	19.19%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
11

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios (the "Funds"). This report covers All Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

12

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$85,130	$—	$85,130
Repurchase Agreement	—	1,123	1,123
Total	$85,130	$1,123	$86,253

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

Effective May 1, 2009, Lord Abbett is voluntarily reimbursing the Fund to the extent necessary so that total annual operating expense (excluding management fees) do not exceed an annual rate of .40% of average daily net assets.

Lord Abbett may stop the voluntary reimbursement or change the level of reimbursement at any time.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value ("NAV") of the Fund's Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2009, the Fund incurred expenses of $135,076 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

14

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$-	$515,508
Net long-term capital gains	-	590,433
Total distributions paid	$-	$1,105,941

As of December 31, 2008, the capital loss carryforward, along with the related expiration date, was as follows:

2016	Total
$3,313,767	$3,313,767

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$92,932,640
Gross unrealized gain	5,067,852
Gross unrealized loss	(11,747,103)
Net unrealized security loss	$(6,679,251)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2009 were as follows:

Purchases	Sales
$41,681,393	$32,988,898

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2009.

15

Notes to Financial Statements (unaudited)(continued)

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into an arrangement with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, the Fund may experience increase market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

16

Notes to Financial Statements (unaudited)(concluded)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	1,111,089	1,369,134
Reinvestment of distributions	-	98,569
Shares reacquired	(488,246)	(1,011,996)
Increase	622,843	455,707

11. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

This page is intentionally left blank.

This page is intentionally left blank.

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.
All Value Portfolio

LASFAV-3-0609

(08/09)

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—America's Value Portfolio

For the six-month period ended June 30, 2009

Lord Abbett Series Fund — America's Value Portfolio
Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — America's Value Portfolio for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 – 6/30/09
Class VC
Actual	$1,000.00	$1,043.90	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.76

†  Net expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Consumer Discretionary	7.65%
Consumer Staples	12.92%
Energy	9.77%
Financials	14.65%
HealthCare	12.35%
Industrials	8.61%
Information Technology	12.67%
Materials	4.66%
Telecommunication Services	7.33%
Utilities	7.25%
Short-Term Investments	2.14%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2009

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.44%
COMMON STOCKS 53.64%
Aerospace & Defense 1.18%
Hexcel Corp.*	25	$238,250
Honeywell International, Inc.	10	314,000
Lockheed Martin Corp.	3	241,950
Moog, Inc. Class A*	14	361,340
Total		1,155,540
Automobiles 0.56%
Honda Motor Co., Ltd. ADR	20	547,400
Beverages 0.67%
PepsiCo, Inc.	12	659,520
Biotechnology 1.21%
Amgen, Inc.*	7	344,110
BioMarin Pharmaceutical, Inc.*	17	265,370
Celgene Corp.*	12	574,080
Total		1,183,560
Capital Markets 1.09%
Bank of New York Mellon Corp. (The)	18	512,925
Northern Trust Corp.	7	348,920
T. Rowe Price Group, Inc.	5	208,350
Total		1,070,195
Chemicals 0.49%
Monsanto Co.	7	483,210
Commercial Banks 1.50%
PNC Financial Services Group, Inc. (The)	10	388,100
SunTrust Banks, Inc.	4	62,510
U.S. Bancorp	30	537,600
Wells Fargo & Co.	20	485,200
Total		1,473,410
Commercial Services & Supplies 0.18%
R.R. Donnelley & Sons Co.	15	174,300

See Notes to Financial Statements.
4

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares (000)	Value
Communications Equipment 1.39%
Corning, Inc.	10	$160,600
Nokia Corp. ADR	25	363,042
QUALCOMM, Inc.	19	836,200
Total		1,359,842
Computers & Peripherals 1.92%
Apple, Inc.*	5	640,935
Hewlett-Packard Co.	19	715,025
International Business Machines Corp.	5	522,100
Total		1,878,060
Construction Materials 0.22%
Cemex SAB de CV ADR*	23	213,886
Containers & Packaging 0.83%
Ball Corp.	18	812,880
Distributors 0.48%
Genuine Parts Co.	14	469,840
Diversified Financials 1.84%
Charles Schwab Corp. (The)	10	175,400
JPMorgan Chase & Co.	40	1,364,400
State Street Corp.	6	259,600
Total		1,799,400
Diversified Telecommunication Services 4.65%
AT&T, Inc.	80	1,987,200
EMBARQ Corp.	20	841,200
Qwest Communications International, Inc.	275	1,141,250
Verizon Communications, Inc.	13	384,125
Windstream Corp.	25	209,000
Total		4,562,775
Electric: Utilities 0.60%
TECO Energy, Inc.	16	190,880
UniSource Energy Corp.	15	398,100
Total		588,980

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares (000)	Value
Electrical Equipment 0.53%
Emerson Electric Co.	16	$518,400
Electronic Equipment, Instruments & Components 0.21%
FLIR Systems, Inc.*	9	203,040
Energy Equipment & Services 0.32%
Halliburton Co.	15	310,500
Food & Staples Retailing 2.72%
CVS Caremark Corp.	18	557,725
Ingles Markets, Inc. Class A	32	481,584
Kroger Co. (The)	10	220,500
SUPERVALU, INC.	18	233,100
Wal-Mart Stores, Inc.	24	1,177,092
Total		2,670,001
Food Products 4.19%
Campbell Soup Co.	21	617,820
H.J. Heinz Co.	27	963,900
Kellogg Co.	27	1,257,390
Kraft Foods, Inc. Class A	50	1,267,000
Total		4,106,110
Gas Utilities 0.46%
National Fuel Gas Co.	13	451,000
Hotels, Restaurants & Leisure 1.53%
Carnival Corp. Unit	6	154,620
Marriott International, Inc. Class A	13	276,893
McDonald's Corp.	14	804,860
Starwood Hotels & Resorts Worldwide, Inc.	12	266,400
Total		1,502,773
Household Durables 0.70%
Snap-on, Inc.	24	689,760
Household Products 0.73%
Procter & Gamble Co. (The)	14	715,400

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares (000)	Value
Independent Power Producers & Energy Traders 0.24%
NRG Energy, Inc.*	9	$236,418
Industrial Conglomerates 0.91%
3M Co.	7	420,700
General Electric Co.	40	468,800
Total		889,500
Information Technology Services 0.42%
SAIC, Inc.*	22	408,100
Insurance 1.89%
ACE Ltd. (Switzerland)(a)	27	1,194,210
Aon Corp.	9	340,830
MetLife, Inc.	11	320,867
Total		1,855,907
Internet Software & Services 0.28%
Sohu.com, Inc.*	4	270,169
Machinery 0.92%
Actuant Corp. Class A	18	219,600
Danaher Corp.	8	463,050
Oshkosh Corp.	15	218,100
Total		900,750
Media 0.30%
CCH I LLC Class A**~	3	63,938
Walt Disney Co. (The)	10	233,300
Total		297,238
Metals & Mining 0.09%
Allegheny Technologies, Inc.	3	87,325
Multi-Line Retail 0.94%
J.C. Penney Co., Inc.	10	287,100
Kohl's Corp.*	6	235,125
Target Corp.	10	394,700
Total		916,925

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares (000)	Value
Multi-Utilities & Unregulated Power 0.30%
Ameren Corp.	12	$298,680
Oil & Gas 6.70%
Chevron Corp.	26	1,729,125
ConocoPhillips	28	1,156,650
Devon Energy Corp.	3	163,500
EOG Resources, Inc.	18	1,188,600
Exxon Mobil Corp.	8	559,280
Hess Corp.	9	489,125
Marathon Oil Corp.	10	301,300
Petroleo Brasileiro SA ADR	6	233,586
Transocean Ltd. (Switzerland)*(a)	8	557,175
XTO Energy, Inc.	5	190,700
Total		6,569,041
Pharmaceuticals 4.95%
Bristol-Myers Squibb Co.	35	710,850
Johnson & Johnson	17	965,600
Merck & Co., Inc.	10	279,600
Mylan, Inc.*	115	1,503,360
Pfizer, Inc.	62	930,000
Teva Pharmaceutical Industries Ltd. ADR	9	463,796
Total		4,853,206
Road & Rail 0.98%
Burlington Northern Santa Fe Corp.	7	514,780
Union Pacific Corp.	9	442,510
Total		957,290
Semiconductor Equipment & Products 0.30%
Intel Corp.	18	297,900
Semiconductors & Semiconductor Equipment 0.62%
Broadcom Corp. Class A*	17	421,430
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20	188,200
Total		609,630

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments			Shares (000)	Value
Software 3.33%
Adobe Systems, Inc.*			17	$481,100
Citrix Systems, Inc.*			17	542,130
Intuit, Inc.*			12	337,920
Microsoft Corp.			50	1,188,500
Oracle Corp.			25	535,500
VMware, Inc. Class A*			7	177,255
Total				3,262,405
Specialty Retail 0.19%
Home Depot, Inc. (The)			8	189,040
Wireless Telecommunication Services 0.08%
DigitalGlobe, Inc.*			4	76,800
Total Common Stocks (cost $58,158,635)				52,576,106
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.25%
Aerospace & Defense 0.61%
GenCorp, Inc.	2.25%	11/15/2024	$225	110,531
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	500	483,125
Total				593,656
Beverages 0.38%
Molson Coors Brewing Co.	2.50%	7/30/2013	350	375,375
Biotechnology 1.67%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	350	382,813
Gilead Sciences, Inc.	0.625%	5/1/2013	700	907,375
Millipore Corp.	3.75%	6/1/2026	350	347,375
Total				1,637,563
Building Products 0.28%
General Cable Corp.	1.00%	10/15/2012	350	276,500
Capital Markets 0.16%
Conseco, Inc. (Zero Coupon after 9/30/2010)(b)	3.50%	9/30/2035	300	156,000

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Services & Supplies 0.60%
CRA International, Inc.	2.875%	6/15/2034	$250	$250,312
FTI Consulting, Inc.	3.75%	7/15/2012	200	339,000
Total				589,312
Communications Equipment 0.20%
Ciena Corp.	0.25%	5/1/2013	300	198,750
Diversified Telecommunication Services 0.10%
Qwest Communications International, Inc.	3.50%	11/15/2025	100	99,000
Electrical Equipment 0.41%
Roper Industries, Inc.	Zero Coupon	1/15/2034	700	398,125
Electronic Equipment, Instruments & Components 0.39%
Itron, Inc.	2.50%	8/1/2026	350	384,125
Energy Equipment & Services 0.23%
SunPower Corp.	4.75%	4/15/2014	200	229,250
Healthcare Providers & Services 0.32%
Five Star Quality Care, Inc.	3.75%	10/15/2026	500	310,625
Information Technology Services 0.52%
Symantec Corp.	0.75%	6/15/2011	500	506,250
Internet Software & Services 0.37%
Equinix, Inc.	2.50%	4/15/2012	400	360,000
Metals & Mining 0.69%
ArcelorMittal (Luxembourg)(a)	5.00%	5/15/2014	150	190,125
Newmont Mining Corp.	1.25%	7/15/2014	350	381,062
Newmont Mining Corp.	3.00%	2/15/2012	90	101,925
Total				673,112
Pharmaceuticals 0.86%
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	750	846,563
Real Estate 0.29%
ProLogis	2.25%	4/1/2037	350	281,750

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Semiconductor Equipment & Products 0.06%
Advanced Micro Devices, Inc.	5.75%	8/15/2012	100		$62,000
Semiconductors & Semiconductor Equipment 0.43%
Intel Corp.	2.95%	12/15/2035	500		422,500
Software 0.68%
Cadence Design Systems, Inc.	1.375%	12/15/2011	300		247,875
EMC Corp.	1.75%	12/1/2011	400		416,000
Total					663,875
Total Convertible Bonds (cost $9,713,651)					9,064,331
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.97%
Commercial Banks 1.00%
Wells Fargo & Co.	7.50%		1		981,213
Diversified Financials 0.19%
Affiliated Managers Group, Inc.	5.10%		7		183,750
Electric: Utilities 0.20%
CMS Energy Corp.	4.50%		3		193,312
Food Products 1.17%
Archer Daniels Midland Co.	6.25%		18		656,820
Bunge Ltd.	4.875%		6		487,500
Total					1,144,320
Metals & Mining 0.16%
Freeport-McMoRan Copper & Gold, Inc.	6.75%		2		158,860
Oil & Gas 0.63%
El Paso Corp.	4.99%		1	(c)	620,200
Pharmaceuticals 0.61%
Mylan, Inc.	6.50%		1	(c)	601,300
Thrifts & Mortgage Finance 0.01%
Fannie Mae	8.75%		6		5,340
Total Convertible Preferred Stocks (cost $4,684,321)					3,888,295

See Notes to Financial Statements.
11

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares (000)	Value
FOREIGN COMMON STOCKS(d) 3.21%
China 0.62%
Transportation Infrastructure
China Zhongwang Holdings Ltd.*	442	$607,368
France 0.38%
Commercial Banks
BNP Paribas SA	6	378,585
Germany 0.92%
Chemicals 0.22%
BASF SE	6	218,585
Diversified Telecommunication Services 0.31%
Deutsche Telekom AG Registered Shares	25	299,312
Household Products 0.39%
Henkel KGaA	14	385,663
Total		903,560
Greece 0.25%
Commercial Banks
National Bank of Greece SA*	9	242,266
Switzerland 1.04%
Food Products 0.52%
Nestle SA Registered Shares	14	510,601
Pharmaceuticals 0.52%
Roche Holding Ltd. AG	4	509,620
Total		1,020,221
Total Foreign Common Stocks (cost $3,750,763)		3,152,000

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.84%
Federal National Mortgage Assoc.	5.00%	1/1/2039	$386	$393,940
Federal National Mortgage Assoc.	6.00%	2/1/2034 – 3/1/2037	2,966	3,115,067
Federal National Mortgage Assoc.	6.50%	9/1/2036	235	251,180
Total Government Sponsored Enterprises Pass-Throughs (cost $3,662,269)				3,760,187
HIGH YIELD CORPORATE BONDS 23.52%
Air Freight & Couriers 0.19%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	375	185,625
Auto Components 0.09%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	100	6,500
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	75	76,125
Total				82,625
Automobiles 0.12%
Ford Motor Credit Co. LLC	8.00%	6/1/2014	150	121,483
Beverages 0.95%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	450	492,985
Constellation Brands, Inc.	7.25%	5/15/2017	250	232,500
Constellation Brands, Inc.	8.125%	1/15/2012	200	201,000
Total				926,485
Chemicals 0.46%
Dow Chemical Co. (The)	8.55%	5/15/2019	200	200,686
Equistar Chemicals LP(e)	7.55%	2/15/2026	200	64,000
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	600	189,000
Total				453,686
Commercial Banks 0.92%
Bank of America Corp.	5.75%	12/1/2017	350	312,151
Wells Fargo & Co.	5.625%	12/11/2017	600	591,578
Total				903,729
Commercial Services & Supplies 0.71%
Allied Waste North America, Inc.	7.25%	3/15/2015	525	533,492
Bunge NA Finance LP	5.90%	4/1/2017	175	160,410
Total				693,902

See Notes to Financial Statements.
13

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Communications Equipment 0.25%
Hughes Network Systems LLC	9.50%	4/15/2014	$250	$245,000
Consumer Finance 0.37%
American Express Credit Corp.	7.30%	8/20/2013	350	364,220
Containers & Packaging 0.55%
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	350	299,250
Graphic Packaging International Corp.	9.50%	8/15/2013	250	240,000
Total				539,250
Diversified Financials 0.69%
CIT Group, Inc.	5.20%	11/3/2010	100	79,018
RBS Global & Rexnord Corp.	8.875%	9/1/2016	350	250,250
RBS Global & Rexnord Corp.	9.50%	8/1/2014	100	86,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	350	259,875
Total				675,143
Diversified Telecommunication Services 1.61%
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	540,000
Syniverse Technologies, Inc.	7.75%	8/15/2013	500	472,500
Windstream Corp.	7.00%	3/15/2019	650	568,750
Total				1,581,250
Electric: Utilities 3.41%
Black Hills Corp.	9.00%	5/15/2014	350	359,808
Central Illinois Light Co.	8.875%	12/15/2013	300	329,714
Commonwealth Edison Co.	5.80%	3/15/2018	450	457,757
Edison Mission Energy	7.75%	6/15/2016	700	574,000
Illinois Power Co.	9.75%	11/15/2018	250	288,284
Northeast Utilities	5.65%	6/1/2013	360	362,065
PacifiCorp	5.50%	1/15/2019	125	132,448
RRI Energy, Inc.	6.75%	12/15/2014	191	185,031
RRI Energy, Inc.	7.875%	6/15/2017	250	225,000
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	600	376,500
Toledo Edison Co. (The)	7.25%	5/1/2020	50	55,777
Total				3,346,384
Electrical Equipment 0.48%
Baldor Electric Co.	8.625%	2/15/2017	500	465,000

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronic Equipment, Instruments & Components 0.51%
L-3 Communications Corp.	7.625%	6/15/2012	$350	$351,750
Roper Industries, Inc.	6.625%	8/15/2013	150	149,933
Total				501,683
Energy Equipment & Services 0.09%
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	100	91,125
Food Products 0.42%
General Mills, Inc.	5.20%	3/17/2015	300	316,713
Wendy's/Arby's Restaurants LLC†	10.00%	7/15/2016	100	96,125
Total				412,838
Healthcare Equipment & Supplies 0.85%
Bausch & Lomb, Inc.	9.875%	11/1/2015	25	24,000
Biomet, Inc.	10.00%	10/15/2017	400	409,000
HCA, Inc.	9.125%	11/15/2014	400	397,000
Total				830,000
Healthcare Providers & Services 0.81%
Community Health Systems	8.875%	7/15/2015	600	591,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	205,000
Total				796,000
Hotels, Restaurants & Leisure 0.57%
Gaylord Entertainment Co.	8.00%	11/15/2013	100	85,750
McDonald's Corp.	5.00%	2/1/2019	350	359,497
River Rock Entertainment Authority	9.75%	11/1/2011	20	15,100
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	100	94,099
Station Casinos, Inc.	6.50%	2/1/2014	250	6,250
Total				560,696
Household Durables 0.48%
Lennar Corp.†	12.25%	6/1/2017	250	263,750
Whirlpool Corp.	8.60%	5/1/2014	200	209,205
Total				472,955

See Notes to Financial Statements.
15

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Independent Power Producers & Energy Traders 1.08%
AES Corp. (The)	8.00%	10/15/2017	$325	$303,875
Dynegy Holdings, Inc.	8.375%	5/1/2016	250	213,125
Mirant Americas Generation LLC	9.125%	5/1/2031	350	253,750
NRG Energy, Inc.	7.25%	2/1/2014	300	291,750
Total				1,062,500
Information Technology Services 0.24%
SunGard Data Systems, Inc.	9.125%	8/15/2013	250	237,500
Leisure Equipment & Products 0.48%
Expedia, Inc.†	8.50%	7/1/2016	175	168,875
Speedway Motorsports, Inc.†	8.75%	6/1/2016	300	305,250
Total				474,125
Media 0.99%
Affinion Group, Inc.	11.50%	10/15/2015	275	236,500
Barrington Broadcasting Group LLC	10.50%	8/15/2014	275	94,875
CBS Corp.	8.875%	5/15/2019	150	146,427
CCH I LLC(e)	11.75%	5/15/2014	500	5,625
CCH I LLC/CCH I Capital Corp.(e)	11.00%	10/1/2015	150	18,750
Mediacom Broadband LLC	8.50%	10/15/2015	250	226,250
Mediacom Communications Corp.	9.50%	1/15/2013	250	239,375
Total				967,802
Metals & Mining 0.78%
Aleris International, Inc.(e)	10.00%	12/15/2016	125	3,281
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	425	428,790
Noranda Aluminum Acquisition Corp. PIK	5.413%#	5/15/2015	311	173,003
Teck Resources Ltd. (Canada)†(a)	9.75%	5/15/2014	150	155,399
Total				760,473
Multi-Utilities & Unregulated Power 0.92%
NiSource Finance Corp.	10.75%	3/15/2016	250	277,635
Williams Cos., Inc. (The)	8.125%	3/15/2012	600	622,183
Total				899,818

See Notes to Financial Statements.
16

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas 1.75%
Cameron International Corp.	6.375%	7/15/2018	$100	$92,438
Chesapeake Energy Corp.	7.625%	7/15/2013	300	286,500
El Paso Corp.	7.00%	6/15/2017	100	91,575
El Paso Corp.	7.25%	6/1/2018	250	232,071
Forest Oil Corp.	7.25%	6/15/2019	200	180,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	300	268,500
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	239,478
VeraSun Energy Corp.(e)	9.375%	6/1/2017	200	24,250
Williams Cos., Inc. (The)	7.875%	9/1/2021	300	296,070
Total				1,710,882
Paper & Forest Products 0.15%
Buckeye Technologies, Inc.	8.00%	10/15/2010	153	150,705
Personal Products 0.72%
Elizabeth Arden, Inc.	7.75%	1/15/2014	350	304,500
Estee Lauder Cos., Inc. (The)	7.75%	11/1/2013	350	397,329
Total				701,829
Pharmaceuticals 0.50%
Roche Holdings, Inc.†	5.00%	3/1/2014	350	366,446
Warner Chilcott Corp.	8.75%	2/1/2015	120	120,000
Total				486,446
Real Estate Investment Trusts 0.16%
Host Hotels & Resorts LP	6.375%	3/15/2015	175	152,250
Semiconductor Equipment & Products 0.33%
Analog Devices, Inc.	5.00%	7/1/2014	325	325,911
Semiconductors & Semiconductor Equipment 0.17%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	250	166,875
Specialty Retail 0.10%
Brookstone Co., Inc.	12.00%	10/15/2012	250	101,250
Textiles & Apparel 0.07%
INVISTA†	9.25%	5/1/2012	70	66,325

See Notes to Financial Statements.
17

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(e)	6.875%	6/15/2011	$275	$344
Wireless Telecommunication Services 0.55%
MetroPCS Wireless, Inc.	9.25%	11/1/2014	350	349,563
Sprint Capital Corp.	6.90%	5/1/2019	225	187,312
Total				536,875
Total High Yield Corporate Bonds (cost $26,467,582)				23,050,989
			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.01%
Thrifts & Mortgage Finance
Fannie Mae* (cost $213,465)	Zero Coupon		9	11,390
Total Long-Term Investments (cost $106,650,686)				95,503,298
SHORT-TERM INVESTMENT 2.12%
			Principal Amount (000)
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $1,945,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $2,129,775; proceeds: $2,083,858 (cost $2,083,858)			$2,084	2,083,858
Total Investments in Securities 99.56% (cost $108,734,544)				97,587,156
Foreign Cash and Assets in Excess of Liabilities 0.44%				429,977
Net Assets 100.00%				$98,017,133

  ADR  American Depositzary Receipt.

  PIK  Payment-in-kind.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  **  Restricted security. The Fund acquired 3,410 shares in a private placement on June 11, 2009 for a cost of $63,938. The fair value per share on June 30, 2009 is $18.75.

  ~  Fair valued security (See Note 2(a)).

  #  Foreign security traded in U.S. dollars.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.

  (c)  Amount is less than 1,000 shares.

  (d)  Investment in non-U.S. dollar denominated securities.

  (e)  Defaulted security.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $108,734,544)	$97,587,156
Receivables:
Interest and dividends	703,426
Investment securities sold	334,948
Capital shares sold	97,776
From advisor (See Note 3)	9,151
Total assets	98,732,457
LIABILITIES:
Payables:
Investment securities purchased	590,433
Management fee	58,121
Capital shares reacquired	7,035
Directors' fees	4,906
Fund administration	3,099
Accrued expenses and other liabilities	51,730
Total liabilities	715,324
NET ASSETS	$98,017,133
COMPOSITION OF NET ASSETS:
Paid-in capital	$129,857,703
Undistributed net investment income	1,897,568
Accumulated net realized loss on investments and foreign currency related transactions	(22,591,433)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(11,146,705)
Net Assets	$98,017,133
Outstanding shares (50 million shares of common stock authorized, .001 $par value)	9,358,762
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.47

See Notes to Financial Statements.
19

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends (net of foreign withholding taxes of $11,455)	$1,028,116
Interest	1,460,465
Total investment income	2,488,581
Expenses:
Management fee	341,284
Shareholder servicing	166,918
Reports to shareholders	24,424
Professional	20,178
Fund administration	18,202
Custody	3,890
Directors' fees	1,528
Other	1,382
Gross expenses	577,806
Expense reductions (See Note 7)	(171)
Expenses reimbursed by advisor (See Note 3)	(54,333)
Net expenses	523,302
Net investment income	1,965,279
Net realized and unrealized gain (loss):
Net realized loss on investments and foreign currency related transactions	(8,338,812)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,544,902
Net realized and unrealized gain	2,206,090
Net Increase in Net Assets Resulting From Operations	$4,171,369

See Notes to Financial Statements.
20

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$1,965,279	$4,263,735
Net realized loss on investments and foreign currency related transactions	(8,338,812)	(13,902,651)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,544,902	(24,031,453)
Net increase (decrease) in net assets resulting from operations	4,171,369	(33,670,369)
Distributions to shareholders from:
Net investment income	—	(4,493,981)
Net realized gain	—	(2,697,232)
Total distributions to shareholders	—	(7,191,213)
Capital share transactions (See Note 10):
Proceeds from sales of shares	9,854,468	16,172,374
Reinvestment of distributions	—	7,191,210
Cost of shares reacquired	(8,587,078)	(18,598,569)
Net increase in net assets resulting from capital share transactions	1,267,390	4,765,015
Net increase (decrease) in net assets	5,438,759	(36,096,567)
NET ASSETS:
Beginning of period	$92,578,374	$128,674,941
End of period	$98,017,133	$92,578,374
Undistributed (distributions in excess of) net investment income	$1,897,568	$(67,711)

See Notes to Financial Statements.
21

Financial Highlights

	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.02		$14.79	$15.28	$13.93	$13.83	$12.07
Investment operations:
Net investment income(a)	.21		.49	.47	.39	.39	.38
Net realized and unrealized gain (loss)	.24		(4.41)	.02 (b)	1.64	.14	1.61
Total from investment operations	.45		(3.92)	.49	2.03	.53	1.99
Distributions to shareholders from:
Net investment income	–		(.53)	(.48)	(.37)	(.30)	(.22)
Net realized gain	–		(.32)	(.50)	(.31)	(.13)	(.01)
Total distributions	–		(.85)	(.98)	(.68)	(.43)	(.23)
Net asset value, end of period	$10.47		$10.02	$14.79	$15.28	$13.93	$13.83
Total Return(c)	4.39	%(d)	(26.19)%	3.16%	14.55%	3.78%	16.47%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.57	%(d)	1.14%	1.15%	1.15%	1.15%	1.15%
Expenses, including expense reductions and expenses reimbursed	.57	%(d)	1.14%	1.14%	1.15%	1.15%	1.15%
Expenses, excluding expense reductions and expenses reimbursed	.63	%(d)	1.29%	1.20%	1.27%	1.33%	1.56%
Net investment income	2.14	%(d)	3.83%	2.92%	2.67%	2.77%	2.94%
Supplemental Data:
Net assets, end of period (000)	$98,017		$92,578	$128,675	$97,741	$62,971	$26,368
Portfolio turnover rate	31.60	%(d)	69.31%	28.41%	35.51%	31.65%	28.01%

(a) Calculated using average shares outstanding during the period.

(b) The per share amount does not represent the net realized and unrealized gain/loss as presented on the Statement of Operations for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
22

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios (the "Funds"). This report covers America's Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek current income and capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

23

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in the Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund's Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)  When-Issued or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

24

Notes to Financial Statements (unaudited)(continued)

(i)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Common Stocks	$52,512,168	$-	$63,938	$52,576,106
Convertible Bonds	–	9,064,331	-	9,064,331
Convertible Preferred Stocks	1,802,232	2,086,063	-	3,888,295
Foreign Common Stocks	3,152,000	-	-	3,152,000
Government Sponsored Enterprises Pass-Throughs	-	3,760,187	-	3,760,187
High Yield Corporate Bonds	-	23,050,989	-	23,050,989
Non-Convertible Preferred Stocks	11,390	-	-	11,390
Repurchase Agreement	-	2,083,858	-	2,083,858
Total	$57,477,790	$40,045,428	$63,938	$97,587,156

25

Notes to Financial Statements (unaudited)(continued)

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Balance as of January 1, 2009	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of level 3	Balance as of June 30, 2009
Common Stock	$-	-	-	-	63,938	-	$63,938

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) did not exceed an annual rate of .40% of average daily net assets.

Effective May 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that total annual operating expense (excluding management fee) do not exceed an annual rate of .40% of the average daily net assets.

Lord Abbett may stop the voluntary reimbursement or change the level of reimbursement at any time.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value ("NAV") of the Fund's Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2009, the Fund incurred expenses of $159,266 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

26

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$-	$4,636,136
Net long-term capital gains	-	2,555,077
Total distributions paid	$-	$7,191,213

As of December 31, 2008, the capital loss carryforward, along with the related expiration date, was as follows:

2016	Total
$11,260,400	$11,260,400

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$108,906,693
Gross unrealized gain	3,043,847
Gross unrealized loss	(14,363,384)
Net unrealized security loss	$(11,319,537)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization, wash sales, and certain securities.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2009 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$1,023,477	$31,036,913	$3,828,587	$24,739,874

* Includes U.S. Government sponsored enterprises securities.

27

Notes to Financial Statements (unaudited)(continued)

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into an arrangement with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The value of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The value of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield debt securities (sometimes called "lower-rated debt securities" or

28

Notes to Financial Statements (unaudited)(concluded)

"junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment rate also will affect the price and volatility of a mortgage-related security.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political information and other risks.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	999,194	1,265,102
Reinvestment of distributions	-	745,203
Shares reacquired	(876,000)	(1,474,559)
Increase	123,194	535,746

11. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

29

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

30

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This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

America's Value Portfolio

LASFAMV-3-0609

(08/09)

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—

Bond Debenture Portfolio

For the six-month period ended June 30, 2009

Lord Abbett Series Fund — Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholder: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 - 6/30/09
Class VC*
Actual	$1,000.00	$1,157.00	$4.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.55	$4.31

†  Net expenses are equal to the Fund's annualized expense ratio of 0.86% multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*  The annualized expenses of the Fund have been restated to 0.87%. Had these restated expenses been in place throughout the most recent one-half year period, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$4.65	$4.36

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Agency	1.52%
Banking	3.56%
Basic Industry	8.80%
Brokerage	0.66%
Capital Goods	9.68%
Consumer Cyclical	5.82%
Consumer Non-Cyclical	7.41%
Energy	13.29%
Finance & Investment	0.97%
Government Guaranteed	0.01%
Insurance	0.85%
Media	5.77%
Real Estate	0.58%
Services Cyclical	7.95%
Services Non-Cyclical	8.56%
Technology & Electronics	6.66%
Telecommunications	7.55%
Utility	9.19%
Short-Term Investment	1.17%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2009

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 97.00%
COMMON STOCKS 0.56%
Electric: Generation 0.22%
NRG Energy, Inc.*			30	$778,800
Media: Cable 0.25%
CCH I LLC Class A**~			45	852,619
Multi-Line Insurance 0.09%
MetLife, Inc.			11	317,626
Total Common Stocks (cost $1,836,990)				1,949,045
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 11.60%
Aerospace/Defense 0.74%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$750	807,187
GenCorp, Inc.	2.25%	11/15/2024	675	331,594
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	1,500	1,449,375
Total				2,588,156
Agriculture 0.37%
Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,281,000
Beverage 0.23%
Molson Coors Brewing Co.	2.50%	7/30/2013	750	804,375
Building & Construction 0.14%
D.R. Horton, Inc.	2.00%	5/15/2014	500	480,000
Building Materials 0.45%
General Cable Corp.	1.00%	10/15/2012	2,000	1,580,000
Chemicals 0.09%
Ferro Corp.	6.50%	8/15/2013	600	306,000
Computer Hardware 0.30%
Intel Corp.	2.95%	12/15/2035	1,250	1,056,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Goods 0.12%
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	$300	$403,125
Electronics 0.94%
Advanced Micro Devices, Inc.	5.75%	8/15/2012	800	496,000
Itron, Inc.	2.50%	8/1/2026	1,200	1,317,000
Millipore Corp.	3.75%	6/1/2026	1,500	1,488,750
Total				3,301,750
Energy: Exploration & Production 0.10%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	343,594
Health Services 0.17%
Fisher Scientific International, Inc.	3.25%	3/1/2024	500	610,625
Integrated Energy 0.34%
Evergreen Solar, Inc.	4.00%	7/15/2013	550	230,313
SunPower Corp.	4.75%	4/15/2014	825	945,656
Total				1,175,969
Investments & Miscellaneous Financial Services 0.23%
Textron, Inc.	4.50%	5/1/2013	800	806,000
Machinery 0.41%
Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	1,421,875
Media: Broadcast 0.14%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	350,700
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(a)	4.875%	7/15/2018	200	142,000
Total				492,700
Media: Cable 0.33%
Virgin Media, Inc.†	6.50%	11/15/2016	1,500	1,170,000
Media: Diversified 0.14%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	474,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals/Mining (Excluding Steel) 0.61%
Newmont Mining Corp.	1.25%	7/15/2014	$800	$871,000
Newmont Mining Corp.	3.00%	2/15/2012	500	566,250
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	500	705,000
Total				2,142,250
Non-Food & Drug Retailers 0.07%
Saks, Inc.†	7.50%	12/1/2013	230	241,213
Oil Field Equipment & Services 0.09%
Hanover Compressor Co.	4.75%	1/15/2014	400	308,000
Pharmaceuticals 1.50%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	866,250
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,000	1,093,750
Gilead Sciences, Inc.	0.625%	5/1/2013	800	1,037,000
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	2,000	2,257,500
Total				5,254,500
Printing & Publishing 0.14%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	483,750
Real Estate Development & Management 0.46%
ProLogis	2.25%	4/1/2037	2,000	1,610,000
Software/Services 1.43%
Cadence Design Systems, Inc.	1.375%	12/15/2011	750	619,687
EMC Corp.	1.75%	12/1/2011	1,250	1,300,000
Equinix, Inc.	2.50%	4/15/2012	1,500	1,350,000
Symantec Corp.	0.75%	6/15/2011	1,700	1,721,250
Total				4,990,937
Steel Producers/Products 0.13%
ArcelorMittal (Luxembourg)(b)	5.00%	5/15/2014	370	468,975
Support: Services 0.60%
CRA International, Inc.	2.875%	6/15/2034	835	836,044
FTI Consulting, Inc.	3.75%	7/15/2012	750	1,271,250
Total				2,107,294

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications Equipment 0.49%
Ciena Corp.	0.25%	5/1/2013	$1,250	$828,125
JDS Uniphase Corp.	1.00%	5/15/2026	1,200	894,000
Total				1,722,125
Telecommunications: Integrated/Services 0.14%
Qwest Communications International, Inc.	3.50%	11/15/2025	500	495,000
Telecommunications: Wireless 0.70%
NII Holdings, Inc.	2.75%	8/15/2025	1,000	940,000
SBA Communications Corp.†	4.00%	10/1/2014	1,500	1,515,000
Total				2,455,000
Total Convertible Bonds (cost $42,830,906)				40,574,463
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.49%
Agency 0.00%
Fannie Mae	8.75%		20	17,800
Banking 0.93%
Bank of America Corp.	7.25%		2	1,672,060
Wells Fargo & Co.	7.50%		2	1,569,940
Total				3,242,000
Electric: Integrated 0.20%
CMS Energy Corp.	4.50%		11	708,813
Gas Distribution 0.38%
El Paso Corp.	4.99%		1	775,250
Williams Cos., Inc. (The)	5.50%		8	570,862
Total				1,346,112
Investments & Miscellaneous Financial Services 0.21%
AMG Capital Trust I	5.10%		25	725,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate		Shares (000)	Value
Metals/Mining (Excluding Steel) 0.40%
Freeport-McMoRan Copper & Gold, Inc.	6.75%		6	$476,580
Vale Capital Ltd. (Brazil)(b)	5.50%		25	917,250
Total				1,393,830
Pharmaceuticals 0.37%
Mylan, Inc.	6.50%		2	1,288,500
Total Convertible Preferred Stocks (cost $10,458,097)				8,722,055
		Maturity Date	Principal Amount (000)
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.48%
Federal National Mortgage Assoc. (cost $5,162,653)	3.25%	4/9/2013	$5,000	5,196,065
HIGH YIELD CORPORATE BONDS 80.86%
Aerospace/Defense 1.41%
Esterline Technologies Corp.	6.625%	3/1/2017	150	137,813
Esterline Technologies Corp.	7.75%	6/15/2013	1,060	1,033,500
L-3 Communications Corp.	6.125%	1/15/2014	750	701,250
L-3 Communications Corp.	6.375%	10/15/2015	2,400	2,190,000
Moog, Inc.	6.25%	1/15/2015	425	394,187
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	775	488,250
Total				4,945,000
Agriculture 0.09%
Bunge NA Finance LP	5.90%	4/1/2017	325	297,904
Apparel/Textiles 0.60%
Levi Strauss & Co.	8.875%	4/1/2016	1,650	1,604,625
Quiksilver, Inc.	6.875%	4/15/2015	900	481,500
Total				2,086,125
Auto Loans 1.05%
Ford Motor Credit Co. LLC	7.25%	10/25/2011	2,250	1,947,087
Ford Motor Credit Co. LLC	9.75%	9/15/2010	500	479,078
Ford Motor Credit Co. LLC	9.875%	8/10/2011	1,350	1,249,387
Total				3,675,552

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Parts & Equipment 0.65%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	$600	$39,000
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	700	710,500
Stanadyne Corp.	10.00%	8/15/2014	275	215,875
Tenneco, Inc.	8.625%	11/15/2014	625	453,125
TRW Automotive, Inc.†	7.25%	3/15/2017	1,250	868,750
Total				2,287,250
Automotive 0.15%
Ford Motor Co.	7.45%	7/16/2031	900	535,500
Banking 2.57%
Bank of America Corp.	5.75%	12/1/2017	1,000	891,860
CIT Group, Inc.	5.20%	11/3/2010	1,600	1,264,290
GMAC LLC†	7.25%	3/2/2011	2,162	1,999,850
JPMorgan Chase & Co.	6.00%	1/15/2018	1,500	1,492,567
JPMorgan Chase & Co.	7.90%#	4/29/2049	750	658,147
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013	775	638,929
Wachovia Corp.	5.50%	5/1/2013	1,300	1,344,056
Wells Fargo & Co.	5.625%	12/11/2017	700	690,174
Total				8,979,873
Beverage 1.13%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	1,500	1,643,283
Constellation Brands, Inc.	7.25%	5/15/2017	2,500	2,325,000
Total				3,968,283
Brokerage 0.65%
Lazard Group LLC	7.125%	5/15/2015	850	781,836
Morgan Stanley	6.00%	4/28/2015	1,500	1,497,897
Total				2,279,733
Building & Construction 0.32%
Lennar Corp.†	12.25%	6/1/2017	1,050	1,107,750
Building Materials 0.53%
Interline Brands, Inc.	8.125%	6/15/2014	1,025	1,014,750
Owens Corning, Inc.	9.00%	6/15/2019	875	850,091
Total				1,864,841

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals 2.74%
Airgas, Inc.	6.25%	7/15/2014	$525	$497,438
Airgas, Inc.†	7.125%	10/1/2018	1,250	1,175,000
Ashland, Inc.†	9.125%	6/1/2017	1,075	1,120,687
Dow Chemical Co. (The)	8.55%	5/15/2019	1,000	1,003,429
Equistar Chemicals LP(c)	7.55%	2/15/2026	1,500	480,000
IMC Global, Inc.	7.30%	1/15/2028	1,050	896,632
Ineos Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	1,500	472,500
INVISTA†	9.25%	5/1/2012	725	686,937
MacDermid, Inc.†	9.50%	4/15/2017	500	367,500
Mosaic Co. (The)†	7.375%	12/1/2014	500	515,571
Nalco Co.†	8.25%	5/15/2017	675	681,750
Nalco Co.	8.875%	11/15/2013	875	896,875
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	803,250
Total				9,597,569
Consumer/Commercial/Lease Financing 0.30%
American Express Credit Corp.	7.30%	8/20/2013	1,000	1,040,629
Consumer Products 0.97%
Elizabeth Arden, Inc.	7.75%	1/15/2014	1,625	1,413,750
Estee Lauder Cos., Inc. (The)	7.75%	11/1/2013	450	510,851
H.J. Heinz Co.	5.35%	7/15/2013	525	549,414
Newell Rubbermaid, Inc.	10.60%	4/15/2019	800	921,482
Total				3,395,497
Diversified Capital Goods 2.83%
Actuant Corp.	6.875%	6/15/2017	1,625	1,486,875
Belden, Inc.	7.00%	3/15/2017	1,000	890,000
Belden, Inc.†	9.25%	6/15/2019	275	267,781
General Cable Corp.	7.125%	4/1/2017	600	547,500
Honeywell International, Inc.	5.30%	3/1/2018	1,630	1,705,259
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	1,700	1,863,445
Mueller Water Products, Inc.	7.375%	6/1/2017	1,250	928,125
Park-Ohio Industries, Inc.	8.375%	11/15/2014	650	321,750
RBS Global & Rexnord Corp.	9.50%	8/1/2014	1,750	1,505,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	382,725
Total				9,898,460

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Generation 4.96%
AES Corp. (The)	8.00%	10/15/2017	$1,600	$1,496,000
Dynegy Holdings, Inc.	7.75%	6/1/2019	575	450,656
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,465	2,101,413
Edison Mission Energy	7.00%	5/15/2017	2,200	1,699,500
Edison Mission Energy	7.75%	6/15/2016	2,900	2,378,000
Mirant Americas Generation LLC	9.125%	5/1/2031	1,500	1,087,500
Mirant North America LLC	7.375%	12/31/2013	1,250	1,206,250
NRG Energy, Inc.	7.25%	2/1/2014	800	778,000
NRG Energy, Inc.	7.375%	2/1/2016	1,500	1,423,125
RRI Energy, Inc.	6.75%	12/15/2014	459	444,656
RRI Energy, Inc.	7.875%	6/15/2017	1,775	1,597,500
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	4,300	2,698,250
Total				17,360,850
Electric: Integrated 3.63%
Central Illinois Light Co.	8.875%	12/15/2013	1,000	1,099,046
Commonwealth Edison Co.	5.80%	3/15/2018	2,600	2,644,816
Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,150,238
Duke Energy Corp.	6.30%	2/1/2014	1,000	1,080,714
E. ON International Finance BV (Netherlands)†(b)	5.80%	4/30/2018	1,000	1,042,205
Nevada Power Co.	5.875%	1/15/2015	1,000	1,025,626
NiSource Finance Corp.	6.15%	3/1/2013	400	397,932
Northeast Utilities	5.65%	6/1/2013	1,000	1,005,737
PECO Energy Co.	5.35%	3/1/2018	500	512,277
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	2,718	2,757,726
Total				12,716,317
Electronics 1.14%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	1,500	1,001,250
Analog Devices, Inc.	5.00%	7/1/2014	450	451,261
Emerson Electric Co.	4.875%	10/15/2019	400	400,934
Emerson Electric Co.	5.25%	10/15/2018	1,500	1,539,201
Freescale Semiconductor, Inc.	8.875%	12/15/2014	1,175	599,250
Total				3,991,896

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production 3.72%
Chesapeake Energy Corp.	6.25%	1/15/2018	$2,100	$1,753,500
Chesapeake Energy Corp.	7.25%	12/15/2018	750	656,250
Cimarex Energy Co.	7.125%	5/1/2017	1,675	1,482,375
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	330,299
Forest Oil Corp.	7.25%	6/15/2019	1,325	1,192,500
Forest Oil Corp.†	8.50%	2/15/2014	525	518,438
KCS Energy Services, Inc.	7.125%	4/1/2012	610	577,975
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,487,934
Newfield Exploration Co.	7.125%	5/15/2018	1,250	1,142,187
Quicksilver Resources, Inc.	7.125%	4/1/2016	300	235,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,300	1,163,500
Range Resources Corp.	7.25%	5/1/2018	125	117,500
Range Resources Corp.	7.375%	7/15/2013	360	355,050
Range Resources Corp.	8.00%	5/15/2019	1,000	988,750
XTO Energy, Inc.	5.50%	6/15/2018	1,000	1,003,815
Total				13,005,573
Environmental 0.71%
Allied Waste North America, Inc.	6.125%	2/15/2014	1,200	1,213,205
Allied Waste North America, Inc.	7.875%	4/15/2013	1,250	1,276,034
Total				2,489,239
Food & Drug Retailers 1.40%
Ingles Markets, Inc.†	8.875%	5/15/2017	1,275	1,259,062
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	1,225	1,212,750
SUPERVALU, INC.	7.50%	11/15/2014	2,500	2,412,500
Total				4,884,312
Food: Wholesale 0.77%
Dole Food Co., Inc.	8.75%	7/15/2013	1,500	1,387,500
General Mills, Inc.	5.20%	3/17/2015	1,250	1,319,636
Total				2,707,136
Forestry/Paper 1.49%
Buckeye Technologies, Inc.	8.00%	10/15/2010	498	490,530
Catalyst Paper Corp. (Canada)(b)	8.625%	6/15/2011	325	196,625
Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	600	592,500
Georgia-Pacific LLC†	8.25%	5/1/2016	1,600	1,560,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper (continued)
Graphic Packaging International Corp.	9.50%	8/15/2013	$1,245	$1,195,200
Graphic Packaging International Corp.†	9.50%	6/15/2017	100	99,000
International Paper Co.	7.95%	6/15/2018	525	507,281
Jefferson Smurfit Corp.(c)	7.50%	6/1/2013	70	26,425
Jefferson Smurfit Corp.(c)	8.25%	10/1/2012	250	95,000
Stone Container Corp.(c)	8.00%	3/15/2017	1,200	450,000
Total				5,212,561
Gaming 2.77%
Ameristar Casinos, Inc.†	9.25%	6/1/2014	1,025	1,050,625
Boyd Gaming Corp.	7.125%	2/1/2016	925	690,281
Downstream Development Quapaw†	12.00%	10/15/2015	500	272,500
Harrah's Operating Escrow LLC/Harrah's Escrow Corp.†	11.25%	6/1/2017	225	213,750
International Game Technology	7.50%	6/15/2019	375	379,024
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,850	1,498,500
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	894,000
River Rock Entertainment Authority	9.75%	11/1/2011	975	736,125
Scientific Games Corp.	6.25%	12/15/2012	625	599,219
Scientific Games International, Inc.†	9.25%	6/15/2019	350	351,750
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	870,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,500	787,500
Turning Stone Casino Resort†	9.125%	12/15/2010	1,250	1,171,875
Turning Stone Casino Resort†	9.125%	9/15/2014	200	171,500
Total				9,686,649
Gas Distribution 4.49%
Colorado Interstate Gas Co.	6.80%	11/15/2015	829	855,764
El Paso Corp.	7.00%	6/15/2017	975	892,860
El Paso Corp.	7.25%	6/1/2018	250	232,071
El Paso Corp.	8.25%	2/15/2016	675	659,813
El Paso Natural Gas Co.	5.95%	4/15/2017	750	725,657
Ferrellgas Partners LP	6.75%	5/1/2014	1,100	957,000
Inergy Finance LP	8.25%	3/1/2016	1,000	957,500
Inergy Finance LP†	8.75%	3/1/2015	250	245,625
MarkWest Energy Partners LP	6.875%	11/1/2014	875	735,000
MarkWest Energy Partners LP	8.75%	4/15/2018	1,100	957,000
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,408,360

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)
Northwest Pipeline GP	6.05%	6/15/2018	$175	$175,639
Northwest Pipeline GP	7.00%	6/15/2016	1,500	1,584,418
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	460	467,723
Panhandle Eastern Pipe Line Co.	8.125%	6/1/2019	1,000	1,079,590
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,024,966
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,400	1,381,660
Williams Partners LP	7.25%	2/1/2017	1,500	1,370,675
Total				15,711,321
Health Services 7.52%
Apria Healthcare Group, Inc.†	11.25%	11/1/2014	625	606,250
Bausch & Lomb, Inc.	9.875%	11/1/2015	1,600	1,536,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,250	1,143,750
Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	600	595,500
Biomet, Inc.	10.00%	10/15/2017	1,000	1,022,500
Centene Corp.	7.25%	4/1/2014	1,350	1,245,375
Community Health Systems	8.875%	7/15/2015	3,000	2,955,000
DaVita, Inc.	7.25%	3/15/2015	1,200	1,134,000
Express Scripts, Inc.	6.25%	6/15/2014	500	529,615
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	725	752,187
HCA, Inc.†	8.50%	4/15/2019	1,275	1,255,875
HCA, Inc.	9.125%	11/15/2014	4,500	4,466,250
HCA, Inc.†	9.875%	2/15/2017	500	507,500
Select Medical Corp.	7.625%	2/1/2015	1,850	1,512,375
Sun Healthcare Group, Inc.	9.125%	4/15/2015	2,000	1,990,000
Tenet Healthcare Corp.†	8.875%	7/1/2019	650	656,500
United Surgical Partners, Inc.	8.875%	5/1/2017	1,500	1,372,500
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	502,665
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	2,000	1,925,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	750	596,250
Total				26,305,092
Hotels 1.22%
FelCor Lodging LP	9.00%	6/1/2011	875	774,375
Gaylord Entertainment Co.	8.00%	11/15/2013	1,560	1,337,700
Host Hotels & Resorts LP	6.375%	3/15/2015	1,000	870,000
Host Hotels & Resorts LP	7.00%	8/15/2012	500	485,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels (continued)
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	$550	$511,905
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	350	300,602
Total				4,279,582
Household & Leisure Products 0.72%
Mattel, Inc.	5.625%	3/15/2013	1,000	1,013,987
Whirlpool Corp.	8.60%	5/1/2014	1,425	1,490,586
Total				2,504,573
Integrated Energy 1.24%
Marathon Oil Corp.	6.50%	2/15/2014	1,113	1,191,038
Marathon Oil Corp.	7.50%	2/15/2019	1,000	1,093,344
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	2,000	1,975,824
VeraSun Energy Corp.(c)	9.375%	6/1/2017	695	84,269
Total				4,344,475
Investments & Miscellaneous Financial Services 0.22%
Nuveen Investments, Inc.†	10.50%	11/15/2015	500	347,500
ZFS Finance (USA) Trust V†	6.50%#	5/9/2037	575	425,500
Total				773,000
Leisure 0.44%
Speedway Motorsports, Inc.†	8.75%	6/1/2016	1,500	1,526,250
Machinery 1.37%
Baldor Electric Co.	8.625%	2/15/2017	3,025	2,813,250
Gardner Denver, Inc.	8.00%	5/1/2013	1,075	1,026,625
Roper Industries, Inc.	6.625%	8/15/2013	950	949,575
Total				4,789,450
Media: Broadcast 0.82%
Allbritton Communications Co.	7.75%	12/15/2012	1,200	933,000
CBS Corp.	8.875%	5/15/2019	1,300	1,269,033
Lin TV Corp.	6.50%	5/15/2013	500	362,500
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	442	297,245
Total				2,861,778

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Cable 2.13%
CCH I LLC	11.75%	5/15/2014	$1,300	$14,625
CCH I LLC/CCH I Capital Corp.	11.00%	10/1/2015	2,000	250,000
CCH II LLC/CCH II Capital Corp.	10.25%	9/15/2010	500	530,000
CSC Holdings, Inc.†	8.625%	2/15/2019	1,700	1,661,750
DirecTV Holdings LLC	6.375%	6/15/2015	1,550	1,441,500
DirecTV Holdings LLC	8.375%	3/15/2013	406	409,045
Echostar DBS Corp.	7.125%	2/1/2016	1,075	1,007,812
Mediacom Broadband LLC	8.50%	10/15/2015	375	339,375
Mediacom Communications Corp.	9.50%	1/15/2013	1,470	1,407,525
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	400	396,000
Total				7,457,632
Media: Diversified 0.05%
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	200	189,562
Media: Services 1.53%
Affinion Group, Inc.†	10.125%	10/15/2013	300	279,000
Affinion Group, Inc.	11.50%	10/15/2015	865	743,900
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	1,610	1,416,800
Interpublic Group of Cos., Inc. (The)†	10.00%	7/15/2017	575	582,187
Nielsen Finance LLC/Nielsen Finance Co.†	11.50%	5/1/2016	125	122,188
WMG Acquisition Corp.†	9.50%	6/15/2016	2,200	2,200,000
Total				5,344,075
Metals/Mining (Excluding Steel) 2.25%
Aleris International, Inc.(c)	10.00%	12/15/2016	850	22,313
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	300	326,188
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019	300	336,607
Foundation PA Coal Co.	7.25%	8/1/2014	750	738,750
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	2,025	2,043,059
Noranda Aluminum Acquisition Corp. PIK	5.413%#	5/15/2015	1,114	619,929
Peabody Energy Corp.	5.875%	4/15/2016	1,000	885,000
Peabody Energy Corp.	7.375%	11/1/2016	225	213,750
Teck Resources Ltd. (Canada)†(b)	9.75%	5/15/2014	525	543,898
Teck Resources Ltd. (Canada)†(b)	10.75%	5/15/2019	2,000	2,153,312
Total				7,882,806

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mortgage Banks & Thrifts 0.00%
Washington Mutual Bank(c)	6.875%	6/15/2011	$1,250	$1,563
Multi-Line Insurance 0.67%
AXA SA (France)†(b)	6.379%#	12/29/2049	550	352,855
Hub International Holdings, Inc.†	9.00%	12/15/2014	475	390,094
MetLife, Inc.	5.00%	6/15/2015	975	930,109
USI Holdings Corp.†	4.758%#	11/15/2014	1,000	655,000
Total				2,328,058
Non-Food & Drug Retailers 1.59%
Brookstone Co., Inc.	12.00%	10/15/2012	675	273,375
J.C. Penney Corp., Inc.	6.875%	10/15/2015	150	140,916
J.C. Penney Corp., Inc.	7.125%	11/15/2023	300	265,321
J.C. Penney Corp., Inc.	7.95%	4/1/2017	250	245,395
Limited Brands, Inc.	5.25%	11/1/2014	175	148,943
Limited Brands, Inc.	6.90%	7/15/2017	825	714,928
Limited Brands, Inc.†	8.50%	6/15/2019	350	335,879
Macy's Retail Holdings, Inc.	5.90%	12/1/2016	1,700	1,386,931
Macy's Retail Holdings, Inc.	6.375%	3/15/2037	645	439,614
Macy's Retail Holdings, Inc.	8.875%	7/15/2015	850	823,491
Nordstrom, Inc.	6.25%	1/15/2018	800	787,303
Total				5,562,096
Oil Field Equipment & Services 2.11%
Bristow Group, Inc.	6.125%	6/15/2013	1,500	1,365,000
Cameron International Corp.	6.375%	7/15/2018	475	439,080
CGG Veritas (France)(b)	7.75%	5/15/2017	575	526,125
Complete Production Services, Inc.	8.00%	12/15/2016	1,200	1,032,000
Dresser-Rand Group, Inc.	7.375%	11/1/2014	854	830,515
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	450	410,063
Key Energy Services, Inc.	8.375%	12/1/2014	375	332,813
National Oilwell Varco, Inc.	6.125%	8/15/2015	1,000	953,081
Pride International, Inc.	7.375%	7/15/2014	1,505	1,501,237
Total				7,389,914

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Refining & Marketing 0.58%
Tesoro Corp.	6.25%	11/1/2012	$875	$835,625
Tesoro Corp.	9.75%	6/1/2019	1,200	1,191,000
Total				2,026,625
Packaging 1.72%
Ball Corp.	6.625%	3/15/2018	1,300	1,192,750
Crown Americas LLC/Crown Americas Capital Corp. II†	7.625%	5/15/2017	500	485,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,720	1,470,600
Owens-Brockway Glass Container, Inc.†	7.375%	5/15/2016	1,250	1,218,750
Sealed Air Corp.†	7.875%	6/15/2017	500	496,260
Solo Cup Co.	8.50%	2/15/2014	575	474,375
Solo Cup Co.†	10.50%	11/1/2013	100	100,750
Vitro SA de CV (Mexico)(b)(c)	9.125%	2/1/2017	1,500	585,000
Total				6,023,485
Pharmaceuticals 0.89%
Abbott Laboratories	5.125%	4/1/2019	350	361,060
Amgen, Inc.	5.70%	2/1/2019	500	528,481
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	575	585,062
Novartis Securities Investment Ltd.	5.125%	2/10/2019	725	743,138
Warner Chilcott Corp.	8.75%	2/1/2015	910	910,000
Total				3,127,741
Printing & Publishing 0.14%
Deluxe Corp.	7.375%	6/1/2015	600	483,000
Property & Casualty 0.08%
Liberty Mutual Group, Inc.†	10.75%#	6/15/2058	400	288,482
Real Estate Investment Trusts 0.11%
ProLogis	5.625%	11/15/2016	500	384,889
Restaurants 0.88%
Denny's Corp./Denny's Holdings, Inc.	10.00%	10/1/2012	1,000	975,000
McDonald's Corp.	5.00%	2/1/2019	1,350	1,386,632
Wendy's/Arby's Restaurants LLC†	10.00%	7/15/2016	750	720,938
Total				3,082,570

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software/Services 2.16%
Ceridian Corp.	11.25%	11/15/2015	$1,000	$841,250
First Data Corp.	9.875%	9/24/2015	1,400	1,001,000
Open Solutions, Inc.†	9.75%	2/1/2015	600	249,000
SERENA Software, Inc.	10.375%	3/15/2016	500	400,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	2,200	2,090,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,000	928,750
Syniverse Technologies, Inc.	7.75%	8/15/2013	1,450	1,370,250
Vangent, Inc.	9.625%	2/15/2015	800	668,000
Total				7,548,250
Steel Producers/Products 0.47%
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	500	282,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	506,695
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	849,142
Total				1,638,337
Support: Services 2.03%
ARAMARK Corp.	4.528%#	2/1/2015	600	490,500
Ashtead Capital, Inc.†	9.00%	8/15/2016	475	404,937
Corrections Corp. of America	7.75%	6/1/2017	1,400	1,386,000
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	250	243,750
Expedia, Inc.†	8.50%	7/1/2016	450	434,250
FTI Consulting, Inc.	7.75%	10/1/2016	750	720,000
Hertz Corp. (The)	8.875%	1/1/2014	1,275	1,179,375
Iron Mountain, Inc.	7.75%	1/15/2015	800	772,000
Rental Service Corp.	9.50%	12/1/2014	500	403,750
Rental Service Corp.†	10.00%	7/15/2017	350	350,438
United Rentals (North America), Inc.†	10.875%	6/15/2016	750	723,750
Total				7,108,750
Telecommunications: Integrated/Services 3.41%
Cincinnati Bell, Inc.	8.375%	1/15/2014	3,000	2,790,000
Hellas II (Luxembourg)†(b)	6.881%#	1/15/2015	550	143,000
Hughes Network Systems LLC†	9.50%	4/15/2014	900	882,000
Hughes Network Systems LLC	9.50%	4/15/2014	600	588,000
MasTec, Inc.	7.625%	2/1/2017	750	653,437
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	2,000	1,940,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Integrated/Services (continued)
Qwest Capital Funding, Inc.	7.90%	8/15/2010	$1,500	$1,507,500
Qwest Communications International, Inc.	7.25%	2/15/2011	1,500	1,462,500
Telemar Norte Leste SA (Brazil)†(b)	9.50%	4/23/2019	200	218,750
Windstream Corp.	7.00%	3/15/2019	2,000	1,750,000
Total				11,935,187
Telecommunications: Wireless 3.15%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,975	1,935,500
Centennial Communications Corp.	10.00%	1/1/2013	1,000	1,060,000
DigitalGlobe, Inc.†	10.50%	5/1/2014	2,600	2,704,000
IPCS, Inc. PIK	5.028%#	5/1/2014	500	332,500
MetroPCS Wireless, Inc.	9.25%	11/1/2014	1,625	1,622,969
Sprint Capital Corp.	6.90%	5/1/2019	2,000	1,665,000
Sprint Capital Corp.	8.375%	3/15/2012	1,250	1,237,500
Verizon Wireless Capital LLC†	8.50%	11/15/2018	400	478,839
Total				11,036,308
Theaters & Entertainment 0.29%
AMC Entertainment, Inc.	8.00%	3/1/2014	525	450,188
Cinemark USA, Inc.†	8.625%	6/15/2019	575	570,687
Total				1,020,875
Total High Yield Corporate Bonds (cost $305,896,678)				282,970,225
			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.01%
Agency
Fannie Mae (cost $514,837)	Zero Coupon		21	27,470
Total Long-Term Investments (cost $366,700,161)				339,439,323

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 1.14%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $3,975,000 of Federal Home Loan Mortgage Corp. at 5.755% due 8/27/2014; value: $4,084,313; proceeds: $4,002,705 (cost $4,002,705)	$4,003	$4,002,705
Total Investments in Securities 98.14% (cost $370,702,866)		343,442,028
Other Assets in Excess of Liabilities 1.86%		6,492,168
Net Assets 100.00%		$349,934,196

  PIK  Payment-in-kind.

  *  Non-income producing security.

  **  Restricted security. The Fund acquired 45,473 shares in a private placement on June 11, 2009 for a cost of $852,619. The fair value per share on June 30, 2009 is $18.75.

  ~  Fair valued security (See Note 2(a)).

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at June 30, 2009.

  (a)  On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The "accreted principal price" of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

  (b)  Foreign security traded in U.S. dollars.

  (c)  Defaulted security.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $370,702,866)	$343,442,028
Receivables:
Interest and dividends	6,264,012
Capital shares sold	1,076,374
Investment securities sold	502,305
From advisor (See Note 3)	21,365
Prepaid expenses and other assets	1,591
Total assets	351,307,675
LIABILITIES:
Payables:
Investment securities purchased	903,965
Management fee	136,139
Capital shares reacquired	102,901
Directors' fees	28,474
Fund administration	10,923
Accrued expenses and other liabilities	191,077
Total liabilities	1,373,479
NET ASSETS	$349,934,196
COMPOSITION OF NET ASSETS:
Paid-in capital	$384,488,364
Undistributed net investment income	9,861,453
Accumulated net realized loss on investments	(17,154,783)
Net unrealized depreciation on investments	(27,260,838)
Net Assets	$349,934,196
Outstanding shares (50 million shares of common stock authorized, .001 $par value)	33,913,027
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):	$10.32

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends	$338,132
Interest and other	12,240,362
Total investment income	12,578,494
Expenses:
Management fee	773,832
Shareholder servicing	558,712
Fund administration	61,907
Reports to shareholders	35,901
Professional	23,930
Directors' fees	5,940
Custody	3,065
Other	3,302
Gross expenses	1,466,589
Expense reductions (See Note 7)	(584)
Expenses reimbursed by advisor (See Note 3)	(139,208)
Net expenses	1,326,797
Net investment income	11,251,697
Net realized and unrealized gain (loss):
Net realized loss on investments	(8,402,378)
Net change in unrealized depreciation	42,866,900
Net realized and unrealized gain	34,464,522
Net Increase in Net Assets Resulting From Operations	$45,716,219

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$11,251,697	$19,668,838
Net realized loss on investments	(8,402,378)	(6,591,266)
Net change in unrealized appreciation/depreciation on investments	42,866,900	(72,485,820)
Net increase (decrease) in net assets resulting from operations	45,716,219	(59,408,248)
Distributions to shareholders from:
Net investment income	–	(21,299,865)
Net realized gain	–	(809,112)
Total distributions to shareholders	–	(22,108,977)
Capital share transactions (See Note 10):
Proceeds from sales of shares	56,227,224	81,809,354
Reinvestment of distributions	–	22,108,976
Cost of shares reacquired	(30,865,511)	(59,170,287)
Net increase in net assets resulting from capital share transactions	25,361,713	44,748,043
Net increase (decrease) in net assets	71,077,932	(36,769,182)
NET ASSETS:
Beginning of period	$278,856,264	$315,625,446
End of period	$349,934,196	$278,856,264
Undistributed (distributions in excess of) net investment income	$9,861,453	$(1,390,244)

See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.91		$11.77	$11.84	$11.49	$12.05	$11.90
Investment operations:
Net investment income(a)	.34		.70	.70	.63	.60	.64
Net realized and unrealized gains (loss)	1.07		(2.79)	.03	.44	(.44)	.30
Total from investment operations	1.41		(2.09)	.73	1.07	.16	.94
Distributions to shareholders from:
Net investment income	–		(.74)	(.76)	(.72)	(.59)	(.64)
Net realized gain	–		(.03)	(.04)	–	(.13)	(.15)
Total distributions	–		(.77)	(.80)	(.72)	(.72)	(.79)
Net asset value, end of period	$10.32		$8.91	$11.77	$11.84	$11.49	$12.05
Total Return(b)	15.70	%(c)	(17.53)%	6.19%	9.33%	1.31%	7.89%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.87%	.90%	.91%	.90%	.90%
Expenses, including expense reductions and expenses reimbursed	.42	%(c)	.87%	.90%	.90%	.90%	.90%
Expenses, excluding expense reductions and expenses reimbursed	.47	%(c)	.94%	.95%	.96%	.94%	.98%
Net investment income	3.60	%(c)	6.32%	5.67%	5.31%	5.00%	5.30%
Supplemental Data:
Net assets, end of period (000)	$349,934		$278,856	$315,625	$257,180	$212,277	$138,201
Portfolio turnover rate	41.28	%(c)	34.22%	34.04%	37.88%	47.33%	44.01%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios (the "Funds"). This report covers Bond-Debenture Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

Notes to Financial Statements (unaudited)(continued)

substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  When-Issued Transactions or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk

Notes to Financial Statements (unaudited)(continued)

inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Common Stocks	$1,096,426	$-	$852,619	$1,949,045
Convertible Bonds	-	40,574,463	-	40,574,463
Convertible Preferred Stocks	4,653,630	4,068,425	-	8,722,055
Government Sponsored Enterprises Bonds	-	5,196,065	-	5,196,065
High Yield Corporate Bonds	-	282,970,225	-	282,970,225
Non-Convertible Preferred Stocks	27,470	-	-	27,470
Repurchase Agreement	-	4,002,705	-	4,002,705
Total	$5,777,526	$336,811,883	$852,619	$343,442,028

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Balance as of January 1, 2009	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of level 3	Balance as of June 30, 2009
Common Stock	$-	-	-	-	852,619	-	$852,619

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) did not exceed an annual rate of .35% of average daily net assets.

Effective May 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) do not exceed an annual rate of .37% of average daily net assets.

Lord Abbett may stop the voluntary reimbursement or change the level of reimbursement at any time.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value ("NAV") of the Fund's Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2009, the Fund incurred expenses of $541,682 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$-	$21,300,411
Net long-term capital gains	-	808,566
Total distributions paid	$-	$22,108,977

As of December 31, 2008, the capital loss carryforward, along with the related expiration date, was as follows:

2016	Total
$3,015,546	$3,015,546

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$373,162,208
Gross unrealized gain	7,545,968
Gross unrealized loss	(37,266,148)
Net unrealized security loss	$(29,720,180)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales, and amortization.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2009 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$43,070,911	$117,598,836	$83,478,471	$42,477,644

* Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

7. EXPENSE REDUCTIONS

The Company has entered into an arrangement with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called "lower-rated bonds" or "junk bonds") in which the Fund may invest. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks. The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-then-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they commonly are not guaranteed by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with such securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund's performance.

Notes to Financial Statements (unaudited)(concluded)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	5,894,127	7,383,249
Reinvestment of distributions	-	2,547,117
Shares reacquired	(3,279,210)	(5,456,997)
Increase	2,614,917	4,473,369

11. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Bond-Debenture Portfolio

LASFBD-3-0609

(09/09)

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth and
Income Portfolio

For the six-month period ended June 30, 2009

Lord Abbett Series Fund — Growth and Income Portfolio

Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholder: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund – Growth and Income Portfolio for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 – 6/30/09
Class VC
Actual	$1,000.00	$993.60	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.71

†  Net expenses are equal to the Fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period ).

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Consumer Discretionary	19.93%
Consumer Staples	7.04%
Energy	12.08%
Financial Services	31.05%
Healthcare	9.52%
Materials & Processing	1.86%
Producer Durables	6.43%
Technology	3.96%
Utilities	3.27%
Short-Term Investments	4.86%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 95.49%
Advertising Agencies 0.43%
Omnicom Group, Inc.	131,500	$4,153
Aerospace 0.35%
Raytheon Co.	76,300	3,390
Air Transportation 2.04%
Delta Air Lines, Inc.*	3,250,021	18,818
FedEx Corp.	17,700	984
Total		19,802
Asset Management & Custodian 4.58%
Franklin Resources, Inc.	266,300	19,176
Legg Mason, Inc.	167,100	4,074
State Street Corp.	179,500	8,472
T. Rowe Price Group, Inc.	304,400	12,684
Total		44,406
Automobiles 0.95%
Ford Motor Co.*	1,517,900	9,214
Banks: Diversified 8.66%
Bank of America Corp.	675,693	8,919
BB&T Corp.	303,217	6,665
Comerica, Inc.	72,900	1,542
M&T Bank Corp.	198,500	10,110
PNC Financial Services Group, Inc. (The)	332,846	12,918
SunTrust Banks, Inc.	72,200	1,188
Wells Fargo & Co.	1,761,001	42,722
Total		84,064
Beverage: Soft Drinks 2.14%
Coca-Cola Enterprises, Inc.	1,245,571	20,739
Biotechnology 1.56%
Amgen, Inc.*	285,996	15,141

Investments	Shares	Value (000)
Building Materials 0.30%
Masco Corp.	305,600	$2,928
Cable Television Services 0.64%
Comcast Corp. Class A	342,902	4,969
Time Warner Cable, Inc.	39,951	1,265
Total		6,234
Chemical: Diversified 1.51%
Dow Chemical Co. (The)	487,400	7,867
Praxair, Inc.	95,500	6,787
Total		14,654
Communications Technology 0.24%
Cisco Systems, Inc.*	125,700	2,343
Computer Services, Software & Systems 1.93%
Adobe Systems, Inc.*	189,600	5,366
Oracle Corp.	624,640	13,380
Total		18,746
Computer Technology 0.83%
EMC Corp.*	14,900	195
Hewlett-Packard Co.	202,885	7,841
Total		8,036
Consumer Services: Miscellaneous 0.15%
Western Union Co. (The)	89,400	1,466
Cosmetics 0.20%
Avon Products, Inc.	73,600	1,897
Diversified Financial Services 14.06%
Bank of New York Mellon Corp. (The)	1,341,748	39,327
Goldman Sachs Group, Inc. (The)	192,472	28,378
JPMorgan Chase & Co.	1,475,138	50,317
Morgan Stanley	644,400	18,372
Total		136,394

See Notes to Financial Statements.
4

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Diversified Manufacturing Operations 2.11%
Eaton Corp.	375,272	$16,741
Honeywell International, Inc.	119,500	3,752
Total		20,493
Diversified Media 0.41%
Time Warner, Inc.	159,366	4,014
Diversified Retail 10.84%
Best Buy Co., Inc.	473,016	15,841
Gap, Inc. (The)	72,400	1,187
Home Depot, Inc. (The)	797,500	18,845
HSN, Inc.*	501,609	5,302
IAC/InterActiveCorp.*	518,322	8,319
J.C. Penney Co., Inc.	249,600	7,166
Kohl's Corp.*	434,700	18,583
Lowe's Cos., Inc.	44,500	864
Target Corp.	637,600	25,166
Wal-Mart Stores, Inc.	80,692	3,909
Total		105,182
Drug & Grocery Store Chains 1.71%
Kroger Co. (The)	753,153	16,607
Electronic Components 0.13%
Corning, Inc.	80,000	1,285
Entertainment 0.29%
Viacom, Inc.*	123,300	2,799
Financial Data & Systems 0.92%
Moody's Corp.	338,700	8,925
Foods 1.80%
Kraft Foods, Inc. Class A	690,797	17,505
Fruit & Grain Processing 0.92%
Archer Daniels Midland Co.	334,340	8,950

Investments	Shares	Value (000)
Gas Pipeline 0.38%
El Paso Corp.	396,070	$3,656
Healthcare Management Services 1.12%
UnitedHealth Group, Inc.	321,100	8,021
WellPoint, Inc.*	56,000	2,850
Total		10,871
Homebuilding 0.50%
Pulte Homes, Inc.	547,400	4,834
Hotel/Motel 0.84%
Marriott International, Inc. Class A	370,049	8,167
Insurance: Multi-Line 2.55%
Aon Corp.	478,995	18,140
MetLife, Inc.	221,146	6,637
Total		24,777
Leisure Time 1.19%
Carnival Corp. Unit	446,650	11,510
Machinery: Construction & Handling 0.74%
Caterpillar, Inc.	215,600	7,123
Machinery: Industrial 0.06%
Joy Global, Inc.	17,000	607
Medical & Dental Instruments & Supplies 3.44%
Boston Scientific Corp.*	2,393,714	24,272
Covidien plc (Ireland)(a)	241,671	9,048
Total		33,320
Oil: Crude Producers 2.95%
Devon Energy Corp.	84,100	4,583
EOG Resources, Inc.	68,864	4,677
Occidental Petroleum Corp.	167,478	11,022

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Oil: Crude Producers (continued)
XTO Energy, Inc.	219,575	$8,375
Total		28,657
Oil: Integrated 4.43%
Chevron Corp.	140,600	9,315
Exxon Mobil Corp.	241,655	16,894
Hess Corp.	311,500	16,743
Total		42,952
Oil Well Equipment & Services 4.37%
Cameron International Corp.*	38,100	1,078
Halliburton Co.	573,100	11,863
Schlumberger Ltd.	468,592	25,356
Smith International, Inc.	158,600	4,084
Total		42,381
Personal Care 0.26%
Colgate-Palmolive Co.	35,800	2,532
Pharmaceuticals 3.44%
Abbott Laboratories	248,964	11,711
Johnson & Johnson	72,200	4,101
Teva Pharmaceutical Industries Ltd. ADR	356,567	17,593
Total		33,405
Railroads 0.71%
Canadian National Railway Co. (Canada)(a)	161,100	6,921
Rental & Leasing Services: Consumer 2.04%
Hertz Global Holdings, Inc.*	2,475,747	19,781
Restaurants 0.07%
Starbucks Corp.*	48,900	679

Investments	Shares	Value (000)
Scientific Instruments: Control & Filter 0.44%
Parker Hannifin Corp.	98,900	$4,249
Securities Brokerage & Services 0.39%
TD Ameritrade Holding Corp.*	217,900	3,822
Semiconductors & Components 0.84%
Intel Corp.	493,900	8,174
Steel 0.05%
Nucor Corp.	11,500	511
Textiles Apparel & Shoes 1.46%
J. Crew Group, Inc.*	522,429	14,116
Tobacco 0.23%
Altria Group, Inc.	135,774	2,225
Utilities: Telecommunications 3.29%
AT&T, Inc.	691,847	17,185
Sprint Nextel Corp.*	722,100	3,473
Verizon Communications, Inc.	365,700	11,238
Total		31,896
Total Common Stocks (cost $972,502,320)		926,533

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.88%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $25,150,000 of Federal Home Loan Mortgage Corp. at 5.755% due 8/27/2014 and $21,750,000 of Federal Home Loan Mortgage Corp. at 2.875% due 11/23/2010; value: $48,271,313; proceeds: $47,321,294 (cost $47,321,294)	$47,321	$47,321
Total Investments in Securities 100.37% (cost $1,019,823,614)		973,854
Liabilities in Excess of Other Assets (0.37%)		(3,579)
Net Assets 100.00%		$970,275

  ADR  American Depositary Receipt.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $1,019,823,614)	$973,854,447
Receivables:
Investment securities sold	12,156,925
Interest and dividends	654,592
Capital shares sold	80,345
Prepaid expenses	786
Total assets	986,747,095
LIABILITIES:
Payables:
Investment securities purchased	13,848,324
Capital shares reacquired	1,584,961
Management fee	389,594
Directors' fees	135,480
Fund administration	31,175
Accrued expenses and other liabilities	482,225
Total liabilities	16,471,759
NET ASSETS	$970,275,336
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,831,769,847
Undistributed net investment income	6,936,736
Accumulated net realized loss on investments	(822,461,080)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(45,970,167)
Net Assets	$970,275,336
Outstanding shares (200 million shares of common stock authorized, .001 $par value)	56,547,700
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.16

See Notes to Financial Statements.
8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends (net of foreign withholding taxes of $29,222)	$11,819,789
Interest	2,399
Total investment income	11,822,188
Expenses:
Management fee	2,515,251
Shareholder servicing	1,843,366
Fund administration	203,112
Reports to shareholders	105,639
Professional	28,718
Custody	20,059
Directors' fees	18,141
Other	20,749
Gross expenses	4,755,035
Expense reductions (See Note 8)	(2,374)
Net expenses	4,752,661
Net investment income	7,069,527
Net realized and unrealized gain (loss):
Net realized loss on investments	(324,162,019)
Net realized loss on redemption in-kind (See Note 6)	(181,621,468)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	383,212,032
Net realized and unrealized loss	(122,571,455)
Net Decrease in Net Assets Resulting From Operations	$(115,501,928)

See Notes to Financial Statements.
9

Statements of Changes in Net Assets (unaudited)

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$7,069,527	$30,196,214
Net realized loss on investments	(324,162,019)	(313,306,748)
Net realized loss on redemption in-kind (See Note 6)	(181,621,468)	—
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	383,212,032	(597,109,674)
Net decrease in net assets resulting from operations	(115,501,928)	(880,220,208)
Distributions to shareholders from:
Net investment income	—	(30,381,573)
Net realized gain	—	(7,112,546)
Total distributions to shareholders	—	(37,494,119)
Capital share transactions (See Note 11):
Proceeds from sales of shares	21,272,936	231,850,955
Reinvestment of distributions	—	37,494,119
Cost of shares reacquired	(72,913,363)	(269,196,904)
Cost of redemption in-kind (See Note 6)	(352,677,721)	—
Net increase (decrease) in net assets resulting from capital share transactions	(404,318,148)	148,170
Net decrease in net assets	(519,820,076)	(917,566,157)
NET ASSETS:
Beginning of period	$1,490,095,412	$2,407,661,569
End of period	$970,275,336	$1,490,095,412
Undistributed (distributions in excess of) net investment income	$6,936,736	$(132,791)

See Notes to Financial Statements.
10

Financial Highlights

	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007		2006		2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$17.27		$27.91	$29.34		$26.16		$27.18	$24.52
Investment operations:
Net investment income(a)	.11		.35	.39		.39		.29	.27
Net realized and unrealized gain (loss)	(.22	)(b)	(10.55)	.64		4.12		.60	2.83
Total from investment operations	(.11)		(10.20)	1.03		4.51		.89	3.10
Distributions to shareholders from:
Net investment income	—		(.36)	(.38)		(.36)		(.27)	(.22)
Net realized gain	—		(.08)	(2.08)		(.97)		(1.64)	(.22)
Total distributions	—		(.44)	(2.46)		(1.33)		(1.91)	(.44)
Net asset value, end of period	$17.16		$17.27	$27.91		$29.34		$26.16	$27.18
Total Return(c)	(.64	)%(d)	(36.42)%	3.44%		17.27%		3.25%	12.65%
Ratios to Average Net Assets:
Expenses, including expense reductions	.47	%(d)	.90%	.88%		.87%		.91%	.89%
Expenses, excluding expense reductions	.47	%(d)	.90%	.88%		.87%		.91%	.89%
Net investment income	.69	%(d)	1.51%	1.27%		1.38%		1.11%	1.05%
Supplemental Data:
Net assets, end of period (000)	$970,275		$1,490,095	$2,407,662		$2,153,380		$1,592,826	$1,176,597
Portfolio turnover rate	35.85	%(d)(e)	113.29%	91.72	%(e)	51.65	%(e)	46.71%	27.91%

(a) Calculated using average shares outstanding during the period.

(b) The per share amount does not represent the net realized and unrealized gain/loss as presented on the Statement of Operations for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Includes portfolio securities delivered as a result of redemption in-kind transactions.

See Notes to Financial Statements.
11

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios (the "Funds"). This report covers Growth and Income Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

12

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in the Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund's Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

13

Notes to Financial Statements (unaudited)(continued)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investment Type	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$926,533	$-	$926,533
Repurchase Agreement	-	47,321	47,321
Total	$926,533	$47,321	$973,854

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value ("NAV") of the Fund's Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2009, the Fund incurred expenses of $1,769,245 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

14

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$-	$30,381,573
Net long-term capital gains	-	7,112,546
Total distributions paid	$-	$37,494,119

As of December 31, 2008, the capital loss carryforward, along with the related expiration date, was as follows:

2016	Total
$174,242,085	$174,242,085

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,099,046,281
Gross unrealized gain	72,062,785
Gross unrealized loss	(197,254,619)
Net unrealized security loss	$(125,191,834)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments and including redemption in-kind) for the six months ended June 30, 2009 were as follows:

Purchases	Sales
$354,372,443	$747,696,382

15

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2009.

6. REDEMPTION IN-KIND

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares ("redemption in-kind"). For financial reporting purposes, the Fund recognizes a gain on redemption in-kind to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. During the six months ended June 30, 2009, shareholders of the Fund redeemed Fund shares in exchange for Fund portfolio securities, causing the Fund to realize a net loss of $181,621,468.

7. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

16

Notes to Financial Statements (unaudited)(concluded)

Due to its investment in multinational companies, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	1,403,014	9,857,097
Reinvestment of distributions	-	2,310,174
Shares reacquired	(4,862,036)	(12,147,332)
Redemption in-kind	(26,280,009)	-
Increase (decrease)	(29,739,031)	19,939

12. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio

LASFGI-3-0609
(08/09)

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—
Growth Opportunities Portfolio

For the six-month period ended June 30, 2009

Lord Abbett Series Fund—Growth Opportunities Portfolio

Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund – Growth Opportunities Portfolio for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 - 6/30/09
Class VC
Actual	$1,000.00	$1,150.80	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.86	$6.01

†   Net expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period ).

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Consumer Discretionary	24.74%
Consumer Staples	2.26%
Energy	9.02%
Financial Services	10.69%
Healthcare	12.06%
Materials & Processing	4.09%
Producer Durables	12.75%
Technology	21.61%
Utilities	1.16%
Short-Term Investments	1.62%
Total	100.00%

  *  A sector may comprise several industries.
  **  Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 98.16%
Advertising Agencies 0.42%
Lamar Advertising Co. Class A*	23,129	$353
Aerospace 0.62%
Rockwell Collins, Inc.	12,538	523
Asset Management & Custodian 5.36%
Affiliated Managers Group, Inc.*	7,458	434
BlackRock, Inc.	4,376	768
Northern Trust Corp.	21,236	1,140
State Street Corp.	19,452	918
T. Rowe Price Group, Inc.	30,665	1,278
Total		4,538
Auto Services 0.48%
Goodyear Tire & Rubber Co. (The)*	36,101	406
Banks: Diversified 0.98%
City National Corp.	14,827	546
KeyCorp	54,021	283
Total		829
Beverage: Soft Drinks 0.63%
Coca-Cola Enterprises, Inc.	32,087	534
Biotechnology 3.79%
Alexion Pharmaceuticals, Inc.*	13,320	548
Celgene Corp.*	12,788	612
Cephalon, Inc.*	7,025	398
Genzyme Corp.*	7,219	402
Life Technologies Corp.*	10,999	459
Myriad Genetics, Inc.*	13,558	483
OSI Pharmaceuticals, Inc.*	10,823	305
Total		3,207

Investments	Shares	Value (000)
Casinos & Gambling 2.49%
International Game Technology	50,368	$801
MGM Mirage*	43,371	277
Penn National Gaming, Inc.*	26,173	762
WMS Industries, Inc.*	8,465	267
Total		2,107
Chemical: Diversified 1.74%
Airgas, Inc.	19,530	792
Celanese Corp. Series A	28,819	684
Total		1,476
Coal 1.01%
CONSOL Energy, Inc.	25,191	856
Commercial Services 0.88%
Iron Mountain, Inc.*	12,892	371
Robert Half International, Inc.	15,731	371
Total		742
Communications Technology 0.89%
Juniper Networks, Inc.*	31,993	755
Computer Services, Software & Systems 7.66%
ANSYS, Inc.*	17,169	535
BMC Software, Inc.*	24,129	815
Citrix Systems, Inc.*	31,719	1,012
Cognizant Technology Solutions Corp. Class A*	38,990	1,041
Equinix, Inc.*	8,969	652
F5 Networks, Inc.*	8,033	278
Intuit, Inc.*	24,380	687
McAfee, Inc.*	24,200	1,021
OpenTable, Inc.*	8,100	244
VMware, Inc. Class A*	7,317	200
Total		6,485

See Notes to Financial Statements.
4

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Computer Technology 2.94%
NetApp, Inc.*	43,935	$866
NVIDIA Corp.*	66,180	747
Palm, Inc.*	21,577	358
Western Digital Corp.*	19,716	522
Total		2,493
Cosmetics 1.27%
Avon Products, Inc.	32,488	838
Estee Lauder Cos., Inc. (The) Class A	7,283	238
Total		1,076
Diversified Financial Services 0.56%
Lazard Ltd. Class A	17,678	476
Diversified Manufacturing Operations 1.17%
Eaton Corp.	12,064	538
ITT Corp.	10,154	452
Total		990
Diversified Retail 10.67%
Abercrombie & Fitch Co. Class A	20,898	531
Advance Auto Parts, Inc.	15,337	636
American Eagle Outfitters, Inc.	42,496	602
Bed Bath & Beyond, Inc.*	23,432	721
Dick's Sporting Goods, Inc.*	32,411	557
Dress Barn, Inc. (The)*	29,402	420
GameStop Corp. Class A*	12,350	272
Kohl's Corp.*	20,979	897
Limited Brands, Inc.	60,848	728
Nordstrom, Inc.	38,335	762
O'Reilly Automotive, Inc.*	17,365	661
Ross Stores, Inc.	18,542	716
TJX Companies, Inc. (The)	34,871	1,097
Urban Outfitters, Inc.*	21,161	442
Total		9,042

Investments	Shares	Value (000)
Education Services 2.27%
Apollo Group, Inc. Class A*	9,390	$668
DeVry, Inc.	10,405	521
Strayer Education, Inc.	3,346	730
Total		1,919
Electronic Components 1.11%
Amphenol Corp. Class A	29,768	942
Electronic Entertainment 1.08%
Activision Blizzard, Inc.*	37,650	476
Electronic Arts, Inc.*	20,135	437
Total		913
Engineering & Contracting Services 2.83%
Fluor Corp.	15,367	788
Jacobs Engineering Group, Inc.*	10,532	443
Nalco Holding Co.	41,823	704
URS Corp.*	9,292	460
Total		2,395
Entertainment 0.43%
Marvel Entertainment, Inc.*	10,271	366
Fertilizers 0.97%
CF Industries Holdings, Inc.	2,065	153
Intrepid Potash, Inc.*	23,757	667
Total		820
Financial Data & Systems 1.05%
Fiserv, Inc.*	19,508	892
Gas Pipeline 0.37%
EQT Corp.	9,022	315
Healthcare Facilities 0.85%
DaVita, Inc.*	14,633	724
Healthcare Management Services 0.51%
Humana, Inc.*	13,365	431

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Healthcare Services 1.66%
CardioNet, Inc.*	15,595	$254
Cerner Corp.*	4,818	300
Express Scripts, Inc.*	12,420	854
Total		1,408
Homebuilding 0.39%
NVR, Inc.*	658	331
Hotel/Motel 1.61%
Marriott International, Inc. Class A	28,801	636
Starwood Hotels & Resorts Worldwide, Inc.	32,867	730
Total		1,366
Insurance: Life 0.43%
Principal Financial Group, Inc.	19,525	368
Luxury Items 0.32%
Tiffany & Co.	10,845	275
Machinery: Agricultural 0.24%
AGCO Corp.*	6,985	203
Machinery: Industrial 0.42%
Kennametal, Inc.	18,615	357
Medical & Dental Instruments & Supplies 0.94%
C.R. Bard, Inc.	10,648	793
Medical Services 1.78%
Covance, Inc.*	10,996	541
Quest Diagnostics, Inc.	17,177	969
Total		1,510
Metal & Minerals: Diversified 0.38%
Cliffs Natural Resources, Inc.	13,231	324
Metal Fabricating 0.98%
Precision Castparts Corp.	11,425	834

Investments	Shares	Value (000)
Miscellaneous: Consumer Staples 0.33%
Energizer Holdings, Inc.*	5,400	$282
Offshore Drilling & Other Services 1.45%
Atwood Oceanics, Inc.*	14,536	362
Diamond Offshore Drilling, Inc.	10,451	868
Total		1,230
Oil: Crude Producers 3.61%
Cabot Oil & Gas Corp.	12,359	379
Continental Resources, Inc.*	12,452	345
Noble Energy, Inc.	8,025	473
Petrohawk Energy Corp.*	21,209	473
Range Resources Corp.	17,492	724
Southwestern Energy Co.*	17,032	662
Total		3,056
Oil: Integrated 0.37%
Sunoco, Inc.	13,338	309
Oil Well Equipment & Services 2.20%
Cameron International Corp.*	26,473	749
Oceaneering International, Inc.*	14,791	669
Smith International, Inc.	17,151	442
Total		1,860
Personal Care 0.63%
Church & Dwight Co., Inc.	9,830	534
Pharmaceuticals 2.50%
AmerisourceBergen Corp.	35,146	623
Vertex Pharmaceuticals, Inc.*	17,750	633
Watson Pharmaceuticals, Inc.*	25,676	865
Total		2,121
Producer Durables: Miscellaneous 0.64%
W.W. Grainger, Inc.	6,629	543

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Production Technology Equipment 1.22%
Lam Research Corp.*	23,273	$605
Varian Semiconductor Equipment Associates, Inc.*	17,784	427
Total		1,032
Railroads 0.50%
Kansas City Southern*	26,502	427
Real Estate Investment Trusts 0.72%
Simon Property Group, Inc.	11,783	606
Restaurants 1.69%
Darden Restaurants, Inc.	17,933	591
Jack in the Box, Inc.*	18,054	405
Yum! Brands, Inc.	12,934	431
Total		1,427
Scientific Instruments: Control & Filter 1.19%
Parker Hannifin Corp.	13,722	589
Roper Industries, Inc.	9,201	417
Total		1,006
Scientific Instruments: Electrical 1.02%
AMETEK, Inc.	24,935	862
Scientific Instruments: Gauges & Meters 0.52%
Agilent Technologies, Inc.*	10,939	222
Itron, Inc.*	3,937	217
Total		439
Securities Brokerage & Services 1.56%
IntercontinentalExchange, Inc.*	8,395	959
NASDAQ OMX Group, Inc. (The)*	17,025	363
Total		1,322
Semiconductors & Components 6.12%
Altera Corp.	19,089	311
Atheros Communications, Inc.*	21,784	419

Investments	Shares	Value (000)
Avnet, Inc.*	21,787	$458
Broadcom Corp. Class A*	33,745	837
Cypress Semiconductor Corp.*	19,959	184
Intersil Corp. Class A	35,742	449
Linear Technology Corp.	24,320	568
Microchip Technology, Inc.	14,569	329
ON Semiconductor Corp.*	107,861	740
Silicon Laboratories, Inc.*	23,360	886
Total		5,181
Telecommunications Equipment 0.54%
American Tower Corp. Class A*	14,633	461
Textiles Apparel & Shoes 2.00%
Carter's, Inc.*	21,378	526
Coach, Inc.	23,678	636
Polo Ralph Lauren Corp. Class A	5,104	273
Under Armour, Inc. Class A*	11,465	257
Total		1,692
Tobacco 0.66%
Lorillard, Inc.	8,216	557
Transportation: Miscellaneous 0.91%
Expeditors International of Washington, Inc.	23,070	769
Truckers 1.79%
C.H. Robinson Worldwide, Inc.	6,853	357
Con-way, Inc.	18,908	668
J.B. Hunt Transport Services, Inc.	16,225	495
Total		1,520
Utilities: Electrical 0.52%
PPL Corp.	13,243	437

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Shares	Value (000)
Utilities: Telecommunications 0.64%
MetroPCS Communications, Inc.*	41,029	$546
Wholesale & International Trade 0.65%
LKQ Corp.*	33,450	550
Total Common Stocks (cost $82,628,010)		83,143
	Principal Amount (000)
SHORT-TERM INVESTMENT 1.62%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $1,280,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $1,401,600; proceeds: $1,371,946 (cost $1,371,946)	$1,372	1,372
Total Investments in Securities 99.78% (cost $83,999,956)		84,515
Other Assets in Excess of Liabilities 0.22%		190
Net Assets 100.00%		$84,705

*  Non-income producing security.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $83,999,956)	$84,515,374
Receivables:
Investment securities sold	2,118,159
Dividends	28,921
From advisor (See Note 3)	11,154
Capital shares sold	6,228
Total assets	86,679,836
LIABILITIES:
Payables:
Investment securities purchased	1,704,020
Management fee	54,339
Capital shares reacquired	42,947
Directors' fees	5,616
Fund administration	2,717
Accrued expenses and other liabilities	165,180
Total liabilities	1,974,819
NET ASSETS	$84,705,017
COMPOSITION OF NET ASSETS:
Paid-in capital	$98,925,494
Accumulated net investment loss	(77,870)
Accumulated net realized loss on investments	(14,658,025)
Net unrealized appreciation on investments	515,418
Net Assets	$84,705,017
Outstanding shares (50 million shares of common stock authorized, .001 $par value)	7,450,387
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.37

See Notes to Financial Statements.
9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends	$381,656
Interest	97
Total investment income	381,753
Expenses:
Management fee	302,899
Shareholder servicing	139,288
Reports to shareholders	38,773
Professional	18,799
Fund administration	15,145
Custody	3,304
Directors' fees	1,230
Other	1,199
Gross expenses	520,637
Expense reductions (See Note 7)	(140)
Expenses reimbursed by advisor (See Note 3)	(66,149)
Net expenses	454,348
Net investment loss	(72,595)
Net realized and unrealized gain (loss):
Net realized loss on investments	(9,854,342)
Net change in unrealized depreciation on investments	20,643,928
Net realized and unrealized gain	10,789,586
Net Increase in Net Assets Resulting From Operations	$10,716,991

See Notes to Financial Statements.
10

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment loss	$(72,595)	$(427,421)
Net realized loss on investments	(9,854,342)	(4,746,039)
Net change in unrealized appreciation/depreciation on investments	20,643,928	(39,857,678)
Net increase (decrease) in net assets resulting from operations	10,716,991	(45,031,138)
Distributions to shareholders from:
Net realized gain	–	(1,488,067)
Capital share transactions (See Note 10):
Proceeds from sales of shares	8,718,198	19,104,461
Reinvestment of distributions	–	1,488,067
Cost of shares reacquired	(9,642,020)	(25,579,821)
Net decrease in net assets resulting from capital share transactions	(923,822)	(4,987,293)
Net increase (decrease) in net assets	9,793,169	(51,506,498)
NET ASSETS:
Beginning of period	$74,911,848	$126,418,346
End of period	$84,705,017	$74,911,848
Accumulated net investment loss	$(77,870)	$(5,275)

See Notes to Financial Statements.
11

Financial Highlights

	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.88		$16.34	$14.67	$13.73	$13.30	$11.96
Investment operations:
Net investment loss(a)	(.01)		(.06)	(.09)	(.04)	(.06)	(.07)
Net realized and unrealized gain (loss)	1.50		(6.20)	3.22	1.12	.68	1.41
Total from investment operations	1.49		(6.26)	3.13	1.08	.62	1.34
Distributions to shareholders from:
Net realized gain	–		(.20)	(1.46)	(.14)	(.19)	– (b)
Net asset value, end of period	$11.37		$9.88	$16.34	$14.67	$13.73	$13.30
Total Return(c)	15.08	%(d)	(38.24)%	21.28%	7.89%	4.62%	11.23%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expense reimbursed	.59	%(d)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, including expense reductions and expense reimbursed	.59	%(d)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, excluding expense reductions and expenses reimbursed	.68	%(d)	1.35%	1.31%	1.36%	1.42%	1.86%
Net investment loss	(.09	)%(d)	(.43)%	(.55)%	(.25)%	(.49)%	(.58)%
Supplemental Data:
Net assets, end of period (000)	$84,705		$74,912	$126,418	$98,888	$52,890	$23,709
Portfolio turnover rate	47.56	%(d)	125.21%	118.74%	153.71%	108.55%	78.80%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
12

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios (the "Funds"). This report covers Growth Opportunities Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

13

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g) Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investment Type	Level 1 (000)	Level 2 (000)	Total
Common Stocks	$83,143	–	$83,143
Repurchase Agreement	–	$1,372	1,372
Total	$83,143	$1,372	$84,515

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .80% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) did not exceed an annual rate of .40% of average daily net assets.

Effective May 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that total annual operating expense (excluding management fee) do not exceed an annual rate of .40% of the average daily net assets.

Lord Abbett may stop the voluntary reimbursement or change the level of reimbursement at any time.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value ("NAV") of the Fund's Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2009, the Fund incurred expenses of $132,518 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

15

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$–	$258,762
Net long-term capital gains	–	1,229,305
Total distributions paid	$–	$1,488,067

As of December 31, 2008, the capital loss carryforward, along with the related expiration date, was as follows:

2016	Total
$2,929,794	$2,929,794

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$84,349,462
Gross unrealized gain	7,661,135
Gross unrealized loss	(7,495,223)
Net unrealized security gain	$165,912

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2009 were as follows:

Purchases	Sales
$35,710,530	$36,448,760

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2009.

16

Notes to Financial Statements (unaudited)(continued)

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into an arrangement with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

17

Notes to Financial Statements (unaudited)(concluded)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	848,402	1,571,975
Reinvestment of distributions	–	158,474
Shares reacquired	(981,037)	(1,883,566)
Increase (decrease)	(132,635)	(153,117)

11. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

19

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This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth Opportunities Portfolio

LASFGO-3-0609

(08/09)

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Portfolio

For the six-month period ended June 30, 2009

Lord Abbett Series Fund — International Portfolio
Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund – International Portfolio for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 - 6/30/09
Class VC*
Actual	$1,000.00	$1,208.40	$5.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41

†  Net expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*  The annualized expenses of the Fund have been restated to 1.20%. Had these restated expenses been in place throughout the most recent one-half year period, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$6.57	$6.01

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Basic Materials	10.85%
Consumer Cyclical	13.11%
Consumer Non-Cyclical	10.23%
Diversified Financials	5.79%
Energy	7.98%
Healthcare	7.23%
Industrial Goods & Services	14.89%
Non-Property Financials	6.48%
Property & Property Services	4.03%
Technology	6.83%
Telecommunications	0.39%
Transportation	3.17%
Utilities	5.25%
Short-Term Investment	3.77%
Total	100.00%

  *  A sector may comprise several industries.
  **  Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.36%
COMMON STOCKS 93.85%
Australia 2.72%
Mining & Metals 0.46%
Lihir Gold Ltd.*	63,462	$151
Non-Oil Energy 0.46%
Felix Resources Ltd.	13,027	149
Oil & Gas 0.90%
Centennial Coal Co., Ltd.	149,828	297
Utilities & Infrastructure 0.90%
DUET Group	239,005	297
Total Australia		894
Belgium 0.40%
Non-Property Financials
KBC Groep NV*	7,176	131
Brazil 1.28%
Diversified Consumer Non-Cyclicals 1.19%
Souza Cruz SA	13,800	393
Retail 0.09%
Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA	17,995	29
Total Brazil		422
Canada 2.72%
Mining & Metals 1.08%
Equinox Minerals Ltd.*	153,100	354
Oil & Gas 1.64%
Addax Petroleum Corp.	3,100	131

Investments	Shares	U.S. $ Value (000)
Crescent Point Energy Trust Unit	13,900	$410
		541
Total Canada		895
China 5.62%
Computer Software 1.07%
Sohu.com, Inc.*	5,603	352
Diversified Financials 1.04%
CNinsure, Inc. ADR	25,500	342
Diversified Industrial Goods & Services 1.68%
China Zhongwang Holdings Ltd.*	402,800	553
Food & Drink 0.64%
Uni-President China Holdings Ltd.	385,000	212
Surface Transportation 1.19%
Zhuzhou CSR Times Electric Co., Ltd.	277,000	392
Total China		1,851
Denmark 0.40%
Food & Drink
Carlsberg A/S	2,038	131
Egypt 1.42%
Autos & Auto Parts 0.41%
Ghabbour Auto*	30,977	135
Diversified Financials 1.01%
EFG-Hermes Holding SAE	81,779	332
Total Egypt		467
France 4.39%
Autos & Auto Parts 1.27%
Renault SA*	11,371	417

See Notes to Financial Statements.
4

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	U.S. $ Value (000)
France (continued)
Communications Equipment 1.00%
Gemalto NV*	9,515	$329
Engineering & Capital Goods 1.52%
Neopost SA	5,563	499
Media 0.60%
Ipsos SA	7,874	198
Total France		1,443
Germany 8.99%
Aerospace & Defense 1.37%
Rheinmetall AG	10,454	452
Chemicals 1.89%
Symrise GmbH & Co. AG	28,813	425
Wacker Chemie AG	1,709	196
		621
Diversified Energy 0.36%
Q-Cells SE*	5,798	118
Diversified Industrial Goods & Services 0.39%
Hamburger Hafen und Logistik AG	3,329	128
Electrical Equipment 0.50%
Tognum AG	12,578	165
Electronics 0.52%
Aixtron AG	14,029	172
Engineering & Capital Goods 0.88%
MAN SE	4,691	288
Healthcare Facilities 1.05%
Gerresheimer AG	15,575	345
Healthcare Products & Supplies 1.31%
Fresenius Medical Care AG & Co. ADR	9,600	432

Investments	Shares	U.S. $ Value (000)
Mining & Metals 0.72%
Kloeckner & Co. SE*	11,144	$237
Total Germany		2,958
Greece 2.44%
Consumer Durables 0.96%
Jumbo SA	32,341	317
Non-Property Financials 1.48%
Alpha Bank AE*	30,313	332
Hellenic Exchanges SA	13,717	154
		486
Total Greece		803
Hong Kong 2.87%
Communications Equipment 0.67%
VTech Holdings Ltd.	32,000	218
Leisure & Recreation 1.64%
Rexcapital Financial Holdings Ltd.*	6,950,000	538
Property Services 0.56%
Sino-Ocean Land Holdings Ltd.	161,500	185
Total Hong Kong		941
Indonesia 1.34%
Mining & Metals 0.53%
PT Bumi Resources Tbk	953,500	174
Property (Excluding Services) 0.81%
PT Bakrieland Development Tbk*	5,485,500	159
PT Ciputra Development Tbk*	1,512,651	107
		266
Total Indonesia		440

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	U.S. $ Value (000)
Ireland 1.91%
Diversified Consumer Non-Cyclicals 0.85%
C&C Group plc	82,578	$278
Healthcare Products & Supplies 0.54%
United Drug plc	64,376	179
Non-Property Financials 0.52%
Irish Life & Permanent plc	33,431	170
Total Ireland		627
Italy 7.88%
Aerospace & Defense 1.05%
Finmeccanica SpA	24,540	345
Diversified Financials 1.35%
Azimut Holding SpA	46,745	443
Food & Drink 1.59%
Davide Campari-Milano SpA	65,512	524
Surface Transportation 1.31%
Ansaldo STS SpA	23,402	431
Utilities & Infrastructure 2.58%
Hera SpA	184,906	450
Terna-Rete Elettrica Nationale SpA	120,150	400
		850
Total Italy		2,593
Japan 18.69%
Chemicals 3.20%
JSR Corp.	21,500	369
Sumitomo Chemical Co., Ltd.	78,000	352
ZEON Corp.	85,000	333
		1,054

Investments	Shares	U.S. $ Value (000)
Computer Software 1.11%
Capcom Co., Ltd.	20,300	$366
Consumer Non-Durables 0.99%
Benesse Corp.	8,100	325
Diversified Financials 0.24%
Nippon Residential Investment Corp. REIT	32	79
Electronics 0.67%
IBIDEN Co., Ltd.	7,800	220
General Manufacturing & Services 0.96%
FP Corp.	7,200	317
Healthcare Products & Supplies 3.24%
Hogy Medical Co., Ltd.	7,000	356
Mediceo Paltac Holdings Co., Ltd.	28,200	323
Shionogi & Co., Ltd.	20,000	388
		1,067
Non-Property Financials 1.67%
Kabu.com Securities Co., Ltd.	410	548
Property (Excluding Services) 0.54%
Japan Prime Realty Investment Corp. REIT	81	176
Property Services 0.35%
Nippon Commercial Investment Corp. REIT	60	115
Retail 5.33%
Isetan Mitsukoshi Holdings Ltd.	44,892	459
K's Holdings Corp.	20,600	535
Nitori Co., Ltd.	7,350	522
Yamada Denki Co., Ltd.	4,090	239
		1,755

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	U.S. $ Value (000)
Japan (continued)
Telecommunications Services 0.39%
Okinawa Cellular Telephone Co.	75	$129
Total Japan		6,151
Kazakhstan 0.93%
Oil & Gas
KazMunaiGas Exploration Production GDR	16,100	306
Mexico 0.56%
Diversified Financials
Desarrolladora Homex SA de CV ADR*	6,600	184
Netherlands 3.03%
Consumer Non-Durables 1.34%
Koninklijke Ahold NV	38,344	440
Electrical Equipment 0.59%
Draka Holding NV*	14,621	195
Electronics 0.73%
ASML Holding NV	11,108	240
General Manufacturing & Services 0.37%
Randstad Holding NV*	4,449	123
Total Netherlands		998
Norway 0.65%
Chemicals
Yara International ASA	7,690	215
Philippines 1.30%
Property Services
Megaworld Corp.	21,037,000	428

Investments	Shares	U.S. $ Value (000)
Spain 3.62%
Food & Drink 1.77%
Ebro Puleva SA	21,416	$325
Viscofan SA	12,044	257
		582
General Manufacturing & Services 1.14%
Prosegur Compania de Seguridad SA	11,717	376
Utilities & Infrastructure 0.71%
Red Electrica Corporacion SA	5,158	233
Total Spain		1,191
Switzerland 3.03%
Chemicals 2.22%
Lonza Group AG	3,113	309
Syngenta AG	1,816	422
		731
Diversified Financials 0.37%
EFG International AG	11,271	122
Property (Excluding Services) 0.44%
Orascom Development Holding AG*	3,187	143
Total Switzerland		996
Taiwan 1.00%
Diversified Financials
iShares MSCI Taiwan Index Fund ETF	32,754	330
Thailand 0.99%
Banks & Financial Services
Bangkok Bank Public Co., Ltd.	99,533	327

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	U.S. $ Value (000)
Turkey 0.17%
Diversified Financials
Turkiye Is Bankasi AS	19,148	$56
United Kingdom 14.70%
Aerospace & Defense 1.51%
Cobham plc	174,658	496
Air Transportation 0.64%
easyJet plc*	47,138	210
Computer Software 1.00%
Micro Focus International plc	53,593	330
Consumer Building 0.89%
Bellway plc	14,387	144
Persimmon plc	26,007	150
		294
Engineering & Construction 1.25%
Babcock International Group plc	51,777	410
Food & Drink 1.37%
Britvic plc	84,523	388
New Britain Palm Oil Ltd.	10,758	62
		450
General Manufacturing & Services 1.54%
Intertek Group plc	29,493	506
Healthcare Facilities 0.52%
Southern Cross Healthcare plc*	73,483	171
Leisure & Recreation 1.24%
PartyGaming plc*	51,755	209
Sportingbet plc*	213,402	200
		409

Investments	Shares	U.S. $ Value (000)
Non-Property Financials 1.37%
Schroders plc	33,347	$450
Oil & Gas 3.61%
Ceres Power Holdings plc*	26,573	85
Dana Petroleum plc*	8,958	207
Dragon Oil plc*	44,000	263
Heritage Oil plc*	6,708	59
Premier Oil plc*	11,219	202
Tullow Oil plc	24,234	374
		1,190
Retail 0.56%
Marks & Spencer Group plc	36,783	185
Total United Kingdom		4,838
Total Common Stocks (cost $28,451,740)		30,879
PREFERRED STOCKS 1.51%
Brazil 1.02%
Utilities & Infrastructure
Companhia de Transmissao de Energia Eletrica Paulista	13,633	335
Germany 0.49%
Healthcare Products & Supplies
Fresenius SE	2,983	161
Total Preferred Stocks (cost $472,844)		496
RIGHT 0.00%
Brazil
Utilities & Infrastructure
Companhia de Transmissao de Energia Eletrica Paulista* (expires: 7/17/09)(cost $—)	140	—	(a)
Total Long-Term Investments (cost $28,924,584)		31,375

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.73%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $1,145,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $1,253,775; proceeds: $1,228,760 (cost $1,228,760)	$1,229	$1,229
Total Investments in Securities 99.09% (cost $30,153,344)		32,604
Foreign Cash and Other Assets in Excess of Liabilities 0.91%		298
Net Assets 100.00%		$32,902

  ADR  American Depositary Receipt.

  ETF  Exchange Traded Fund.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  (a)  Value is less than $1,000.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $30,153,344)	$32,604,219
Foreign cash, at value (cost $299,047)	301,027
Receivables:
Investment securities sold	132,245
Interest and dividends	84,469
Capital shares sold	7,748
From advisor (See Note 3)	7,361
Prepaid expenses	6
Total assets	33,137,075
LIABILITIES:
Payables:
Investment securities purchased	117,106
Management fee	18,792
Capital shares reacquired	13,144
Directors' fee	2,180
Fund administration	1,005
Accrued expenses and other liabilities	82,841
Total liabilities	235,068
NET ASSETS	$32,902,007
COMPOSITION OF NET ASSETS:
Paid-in capital	$44,209,221
Undistributed net investment income	240,720
Accumulated net realized loss on investments and foreign currency related transactions	(14,001,954)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,454,020
Net Assets	$32,902,007
Outstanding shares by class (50 million shares of common stock authorized, .001 $par value)	5,456,487
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$6.03

See Notes to Financial Statements.
10

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends (net of foreign withholding taxes of $46,164)	$381,431
Interest and other	10,393
Total investment income	391,824
Expenses:
Management fee	90,336
Shareholder servicing	33,217
Custody	29,064
Professional	20,680
Reports to shareholders	13,424
Fund administration	4,818
Directors' fees	364
Other	2,146
Gross expenses	194,049
Expense reductions (See Note 7)	(43)
Expenses reimbursed by advisor (See Note 3)	(63,341)
Net expenses	130,665
Net investment income	261,159
Net realized and unrealized gain (loss):
Net realized loss on investments and foreign currency related transactions (net of foreign capital gain tax)	(3,369,605)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	8,864,409
Net realized and unrealized gain	5,494,804
Net Increase in Net Assets Resulting From Operations	$5,755,963

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$261,159	$336,724
Net realized loss on investments and foreign currency related transactions	(3,369,605)	(10,643,155)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	8,864,409	(7,500,106)
Net increase (decrease) in net assets resulting from operations	5,755,963	(17,806,537)
Distributions to shareholders from:
Net investment income	–	(198,465)
Net realized gain	–	(808,752)
Total distributions to shareholders	–	(1,007,217)
Capital share transactions (See Note 10):
Proceeds from sales of shares	9,364,376	14,193,044
Reinvestment of distributions	–	1,007,215
Cost of shares reacquired	(3,812,803)	(8,754,752)
Net increase in net assets resulting from capital share transactions	5,551,573	6,445,507
Net increase (decrease) in net assets	11,307,536	(12,368,247)
NET ASSETS:
Beginning of period	$21,594,471	$33,962,718
End of period	$32,902,007	$21,594,471
Undistributed (distributions in excess of) net investment income	$240,720	$(20,439)

See Notes to Financial Statements.
12

Financial Highlights

	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.99		$10.83	$11.89	$10.43	$8.56	$7.10
Investment operations:
Net investment income(a)	.05		.10	.08	.10	.01	.01
Net realized and unrealized gain (loss)	.99		(5.69)	.44	2.91	2.26	1.46
Total from investment operations	1.04		(5.59)	.52	3.01	2.27	1.47
Distributions to shareholders from:
Net investment income	–		(.05)	(.11)	(.05)	–	(.01)
Net realized gain	–		(.20)	(1.47)	(1.50)	(.40)	–
Total distributions	–		(.25)	(1.58)	(1.55)	(.40)	(.01)
Net asset value, end of period	$6.03		$4.99	$10.83	$11.89	$10.43	$8.56
Total Return(b)	20.84	%(c)	(51.53)%	4.73%	29.08%	26.63%	20.71%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.54	%(c)	1.06%	1.15%	1.15%	1.40%	1.34%
Expenses, including expense reductions and expenses reimbursed	.54	%(c)	1.06%	1.15%	1.15%	1.40%	1.34%
Expenses, excluding expense reductions and expenses reimbursed	.80	%(c)	1.53%	1.36%	1.65%	2.41%	3.45%
Net investment income	1.07	%(c)	1.31%	.67%	.87%	.14%	.12%
Supplemental Data:
Net assets, end of period (000)	$32,902		$21,594	$33,963	$28,093	$12,571	$6,873
Portfolio turnover rate	55.28	%(c)	123.71%	106.30%	98.50%	70.54%	68.22%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
13

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios (the "Funds"). This report covers International Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

14

Notes to Financial Statements (unaudited)(continued)

  The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in the Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund's Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

At June 30, 2009 the Fund had entered into foreign exchange contracts in which they had agreed to purchase and sell various foreign currencies with approximate values of $95,099 and $26,889, respectively.

(g)  When-Issued or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying

15

Notes to Financial Statements (unaudited)(continued)

securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investment Type	Level 1 (000)		Level 2 (000)	Total (000)
Common Stocks	$30,879		$-	$30,879
Preferred Stocks	496		-	496
Rights	-	(a)	-	-	(a)
Repurchase Agreement	-		1,229	1,229
Total	$31,375		$1,229	$32,604

(a) Value is less than $1,000.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary

16

Notes to Financial Statements (unaudited)(continued)

and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) did not exceed an annual rate of .25% of average daily net assets.

Effective May 1, 2009, Lord Abbett is voluntarily reimbursing the Fund to the extent necessary so that total annual operating expenses (excluding management fee) do not exceed an annual rate of .45% of average daily net assets.

Lord Abbett may stop the voluntary reimbursement or change the level of reimbursement at any time.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value ("NAV") of the Fund's Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2009, the Fund incurred expenses of $28,082 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

17

Notes to Financial Statements (unaudited)(continued)

reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$-	$290,999
Net long-term capital gains	-	716,218
Total distributions paid	$-	$1,007,217

As of December 31, 2008, the capital loss carryforward, along with the related expiration date, was as follows:

2016	Total
$6,556,266	$6,556,266

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$32,197,108
Gross unrealized gain	2,164,864
Gross unrealized loss	(1,757,753)
Net unrealized security gain	$407,111

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2009 were as follows:

Purchases	Sales
$19,208,282	$12,745,366

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2009.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the

18

Notes to Financial Statements (unaudited)(continued)

funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into an arrangement with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended December 31, 2008
Shares sold	1,906,965	2,092,393
Reinvestment of distributions	-	208,966
Shares reacquired	(774,687)	(1,114,116)
Increase	1,132,278	1,187,243

19

Notes to Financial Statements (unaudited)(concluded)

11. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

20

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

21

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

International Portfolio

LASFI-3-06/09

(08/09)

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Large Cap Core Portfolio

For the six-month period ended June 30, 2009

Lord Abbett Series Fund — Large Cap Core Portfolio
Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund – Large Cap Core Portfolio for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 – 6/30/09
Class VC*
Actual	$1,000.00	$1,051.80	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21

†  Net expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*  The annualized expenses of the Fund have been restated to 0.95%. Had these restated expenses been in place throughout the most recent one-half year period, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$4.83	$4.76

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Consumer Discretionary	13.66%
Consumer Staples	6.16%
Energy	11.75%
Financial Services	17.60%
Healthcare	9.08%
Materials & Processing	7.77%
Producer Durables	5.34%
Technology	18.92%
Utilities	3.44%
Short-Term Investment	6.28%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 97.49%
Aerospace 2.24%
Boeing Co. (The)	2,247	$96
Lockheed Martin Corp.	1,468	118
Raytheon Co.	1,111	49
United Technologies Corp.	5,223	271
Total		534
Asset Management & Custodian 2.99%
BlackRock, Inc.	554	97
State Street Corp.	7,388	349
T. Rowe Price Group, Inc.	6,432	268
Total		714
Banks: Diversified 4.87%
Bank of America Corp.	21,923	289
Fifth Third Bancorp	6,145	44
PNC Financial Services Group, Inc. (The)	6,681	259
U.S. Bancorp	9,456	170
Wells Fargo & Co.	16,450	399
Total		1,161
Beverage: Soft Drinks 1.45%
Coca-Cola Co. (The)	4,064	195
PepsiCo, Inc.	2,723	150
Total		345
Biotechnology 2.78%
Amgen, Inc.*	3,633	192
Baxter International, Inc.	2,583	137
Celgene Corp.*	2,491	119
Genzyme Corp.*	2,581	144
Myriad Genetics, Inc.*	2,003	71
Total		663
Casinos & Gambling 0.47%
International Game Technology	7,100	113

Investments	Shares	Value (000)
Chemical: Diversified 2.71%
Dow Chemical Co. (The)	13,320	$215
E.I. du Pont de Nemours & Co.	3,188	82
Praxair, Inc.	4,915	349
Total		646
Communications Technology 3.21%
Cisco Systems, Inc.*	18,097	337
QUALCOMM, Inc.	9,470	428
Total		765
Computer Services, Software & Systems 6.76%
Adobe Systems, Inc.*	6,740	191
ANSYS, Inc.*	2,154	67
Citrix Systems, Inc.*	3,139	100
Google, Inc. Class A*	932	393
Microsoft Corp.	21,732	517
Oracle Corp.	6,972	149
VMware, Inc. Class A*	4,098	112
Yahoo!, Inc.*	5,389	84
Total		1,613
Computer Technology 3.97%
Apple, Inc.*	2,735	390
Hewlett-Packard Co.	9,676	374
International Business Machines Corp.	1,751	183
Total		947
Consumer Services: Miscellaneous 0.34%
Western Union Co. (The)	4,926	81
Copper 0.14%
Freeport-McMoRan Copper & Gold, Inc.	680	34
Diversified Financial Services 7.76%
Bank of New York Mellon Corp. (The)	11,215	329

See Notes to Financial Statements.
4

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Diversified Financial Services (continued)
Capital One Financial Corp.	177	$4
Goldman Sachs Group, Inc. (The)	3,947	582
JPMorgan Chase & Co.	18,048	616
Morgan Stanley	11,211	320
Total		1,851
Diversified Manufacturing Operations 0.49%
Honeywell International, Inc.	3,734	117
Diversified Media 0.60%
Time Warner, Inc.	5,685	143
Diversified Retail 8.16%
Bed Bath & Beyond, Inc.*	4,102	126
Best Buy Co., Inc.	8,180	274
Dick's Sporting Goods, Inc.*	16,634	286
Home Depot, Inc. (The)	10,561	250
J.C. Penney Co., Inc.	6,004	172
Kohl's Corp.*	7,673	328
Macy's, Inc.	2,682	32
Target Corp.	8,018	316
Wal-Mart Stores, Inc.	3,320	161
Total		1,945
Drug & Grocery Store Chains 0.33%
CVS Caremark Corp.	2,445	78
Electronic Components 0.57%
Corning, Inc.	8,433	135
Electronic Entertainment 2.51%
Activision Blizzard, Inc.*	30,150	381
Electronic Arts, Inc.*	9,989	217
Total		598
Entertainment 0.41%
Walt Disney Co. (The)	4,198	98

Investments	Shares	Value (000)
Fertilizers 3.58%
Monsanto Co.	7,521	$559
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	3,173	295
Total		854
Financial Data & Systems 0.10%
MasterCard, Inc. Class A	146	24
Foods 0.72%
Kellogg Co.	1,416	66
Kraft Foods, Inc. Class A	4,130	105
Total		171
Fruit & Grain Processing 1.00%
Archer Daniels Midland Co.	8,934	239
Gold 0.89%
Barrick Gold Corp. (Canada)(a)	6,325	212
Healthcare Services 1.20%
Express Scripts, Inc.*	3,783	260
Medco Health Solutions, Inc.*	569	26
Total		286
Hotel/Motel 2.21%
Marriott International, Inc. Class A	10,914	241
Starwood Hotels & Resorts Worldwide, Inc.	4,221	94
Wynn Resorts Ltd.*	5,420	191
Total		526
Insurance: Life 0.40%
Prudential Financial, Inc.	2,558	95
Insurance: Multi-Line 1.87%
Aon Corp.	5,738	217
MetLife, Inc.	7,619	229
Total		446

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Leisure Time 1.09%
Carnival Corp. Unit	8,900	$229
Royal Caribbean Cruises Ltd.	2,194	30
Total		259
Medical & Dental Instruments & Supplies 0.33%
St. Jude Medical, Inc.*	1,887	78
Medical Equipment 0.21%
Medtronic, Inc.	1,448	51
Medical Services 0.43%
Quest Diagnostics, Inc.	1,799	102
Metal Fabricating 0.76%
Precision Castparts Corp.	2,480	181
Oil: Crude Producers 3.37%
Apache Corp.	2,967	214
Devon Energy Corp.	2,016	110
EOG Resources, Inc.	1,251	85
Occidental Petroleum Corp.	2,360	155
Range Resources Corp.	1,047	43
Southwestern Energy Co.*	2,360	92
XTO Energy, Inc.	2,739	104
Total		803
Oil: Integrated 6.96%
Chevron Corp.	3,524	233
ConocoPhillips	2,116	89
Exxon Mobil Corp.	8,056	563
Hess Corp.	5,941	319
Marathon Oil Corp.	952	29
Suncor Energy, Inc. (Canada)(a)	4,513	137
Valero Energy Corp.	3,355	57
Weatherford International Ltd.*	11,902	233
Total		1,660

Investments	Shares	Value (000)
Oil Well Equipment & Services 1.89%
Schlumberger Ltd.	6,458	$349
Smith International, Inc.	3,919	101
Total		450
Personal Care 1.97%
Colgate-Palmolive Co.	2,546	180
Procter & Gamble Co. (The)	5,683	290
Total		470
Pharmaceuticals 4.50%
Abbott Laboratories	5,686	267
Gilead Sciences, Inc.*	4,144	194
Johnson & Johnson	4,657	265
Merck & Co., Inc.	4,792	134
Pfizer, Inc.	6,701	101
Vertex Pharmaceuticals, Inc.*	3,177	113
Total		1,074
Railroads 1.94%
Burlington Northern Santa Fe Corp.	3,203	236
Union Pacific Corp.	4,343	226
Total		462
Restaurants 0.49%
Darden Restaurants, Inc.	2,343	77
Wendy's/Arby's Group, Inc. Class A	10,106	40
Total		117
Scientific Instruments: Control & Filter 0.24%
Parker Hannifin Corp.	1,327	57
Scientific Instruments: Electrical 0.20%
Emerson Electric Co.	1,456	47
Securities Brokerage & Services 0.31%
Charles Schwab Corp. (The)	4,256	75

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Shares	Value (000)
Semiconductors & Components 2.26%
Broadcom Corp. Class A*	1,871	$46
Intel Corp.	19,862	329
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,131	67
Texas Instruments, Inc.	4,575	98
Total		540
Telecommunications Equipment 0.40%
Nokia Corp. ADR	6,476	94
Textiles Apparel & Shoes 0.44%
Coach, Inc.	3,934	106
Tobacco 0.94%
Altria Group, Inc.	3,489	57
Philip Morris International, Inc.	3,842	168
Total		225
Transportation: Miscellaneous 0.45%
United Parcel Service, Inc. Class B	2,146	107
Utilities: Electrical 0.99%
Dominion Resources, Inc.	2,383	80
FPL Group, Inc.	1,687	96
Progress Energy, Inc.	1,616	61
Total		237
Utilities: Miscellaneous 0.27%
Comcast Corp. Class A	4,497	63
Utilities: Telecommunications 2.32%
AT&T, Inc.	18,360	456
Verizon Communications, Inc.	3,190	98
Total		554
Total Common Stocks (cost $25,358,217)		23,246

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 6.53%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $1,455,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $1,593,225; proceeds: $1,557,540 (cost $1,557,540)	$1,558	$1,558
Total Investments in Securities 104.02% (cost $26,915,757)		24,804
Liabilities in Excess of Other Assets (4.02%)		(959)
Net Assets 100.00%		$23,845

ADR  American Depositary Receipt.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $26,915,757)	$24,803,979
Receivables:
Investment securities sold	60,087
Capital shares sold	26,659
Dividends	19,749
From advisor (See Note 3)	9,509
Prepaid expenses	35
Total assets	24,920,018
LIABILITIES:
Payables:
Investment securities purchased	1,009,457
Management fee	12,960
Capital shares reacquired	6,298
Directors' fees	782
Fund administration	740
Accrued expenses and other liabilities	45,194
Total liabilities	1,075,431
NET ASSETS	$23,844,587
COMPOSITION OF NET ASSETS:
Paid-in capital	$28,796,071
Undistributed net investment income	108,274
Accumulated net realized loss on investments	(2,947,980)
Net unrealized depreciation on investments	(2,111,778)
Net Assets	$23,844,587
Outstanding shares (50 million shares of common stock authorized, .001 $par value)	2,612,939
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.13

See Notes to Financial Statements.
8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends (net of foreign withholding taxes of $744)	$212,316
Interest	38
Total investment income	212,354
Expenses:
Management fee	70,040
Shareholder servicing	37,599
Professional	17,032
Reports to shareholders	12,964
Fund administration	4,002
Custody	3,929
Directors' fees	386
Other	370
Gross expenses	146,322
Expense reductions (See Note 7)	(37)
Expenses reimbursed by advisor (See Note 3)	(41,990)
Net expenses	104,295
Net investment income	108,059
Net realized and unrealized gain (loss):
Net realized loss on investments	(1,766,517)
Net change in unrealized depreciation on investments	2,878,589
Net realized and unrealized gain	1,112,072
Net Increase in Net Assets Resulting From Operations	$1,220,131

See Notes to Financial Statements.
9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$108,059	$227,714
Net realized loss on investments	(1,766,517)	(1,144,332)
Net change in unrealized appreciation/depreciation on investments	2,878,589	(6,887,290)
Net increase (decrease) in net assets resulting from operations	1,220,131	(7,803,908)
Distributions to shareholders from:
Net investment income	–	(227,312)
Net realized gain	–	(146,412)
Total distributions to shareholders	–	(373,724)
Capital share transactions (See Note 10):
Proceeds from sales of shares	4,766,311	9,769,588
Reinvestment of distributions	–	373,724
Cost of shares reacquired	(1,612,809)	(3,693,367)
Net increase in net assets resulting from capital share transactions	3,153,502	6,449,945
Net increase (decrease) in net assets	4,373,633	(1,727,687)
NET ASSETS:
Beginning of period	$19,470,954	$21,198,641
End of period	$23,844,587	$19,470,954
Undistributed net investment income	$108,274	$215

See Notes to Financial Statements.
10

Financial Highlights

	Six Months Ended 6/30/2009		Year Ended 12/31			4/29/2005(a) to
	(unaudited)		2008	2007	2006	12/31/2005
Per Share Operating Performance
Net asset value, beginning of period	$8.68		$12.89	$12.14	$10.86	$10.00
Investment operations:
Net investment income(b)	.05		.12	.09	.10	.06
Net realized and unrealized gain (loss)	.40		(4.16)	1.21	1.30	.83
Total from investment operations	.45		(4.04)	1.30	1.40	.89
Distributions to shareholders from:
Net investment income	–		(.10)	(.08)	(.07)	(.03)
Net realized gain	–		(.07)	(.47)	(.05)	–
Total distributions	–		(.17)	(.55)	(.12)	(.03)
Net asset value, end of period	$9.13		$8.68	$12.89	$12.14	$10.86
Total Return(c)	5.18	%(d)	(31.28)%	10.68%	12.91%	8.87	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expense reimbursed	.52	%(d)	1.10%	1.10%	1.10%	1.10	%(e)
Expenses, including expense reductions and expense reimbursed	.52	%(d)	1.10%	1.10%	1.10%	.74	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.72	%(d)	1.49%	1.45%	1.91%	7.79	%(e)
Net investment income	.53	%(d)	1.08%	.72%	.89%	1.41	%(e)
Supplemental Data:
Net assets, end of period (000)	$23,845		$19,471	$21,199	$13,743	$4,992
Portfolio turnover rate	30.66	%(d)	40.08%	42.46%	34.27%	24.42	%(d)

(a) Commencement of operations.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
11

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios (the "Funds"). This report covers Large-Cap Core Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is growth of capital and growth of income consistent with reasonable risk. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

12

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investment Type	Level 1 (000)	Level 2 (000)	Total
Common Stocks	$23,246	-	$23,246
Repurchase Agreement	-	$1,558	1,558
Total	$23,246	$1,558	$24,804

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .70% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) did not exceed an annual rate of .35% of average daily net assets.

Effective May 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that total annual operating expense (excluding management fee) do not exceed an annual rate of .25% of the average daily net assets.

Lord Abbett may stop the voluntary reimbursement or change the level of reimbursement at any time.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value ("NAV") of the Fund's Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2009, the Fund incurred expenses of $35,020 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

14

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$-	$227,376
Net long-term capital gains	-	146,348
Total distributions paid	$-	$373,724

As of December 31, 2008, the capital loss carryforward, along with the related expiration date, was as follows:

2016	Total
$590,022	$590,022

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$27,080,523
Gross unrealized gain	1,086,322
Gross unrealized loss	(3,362,866)
Net unrealized security loss	$(2,276,544)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2009 were as follows:

Purchases	Sales
$9,146,019	$6,031,613

15

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2009.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into an arrangement with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

16

Notes to Financial Statements (unaudited)(concluded)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	564,980	900,643
Reinvestment of distributions	-	45,027
Shares reacquired	(194,527)	(348,275)
Increase	370,453	597,395

11. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

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This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Large-Cap Core Portfolio

LASFLCC-3-0609

(8/09)

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Mid Cap Value Portfolio

For the six-month period ended June 30, 2009

Lord Abbett Series Fund — Mid Cap Value Portfolio
Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund – Mid Cap Value Portfolio for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	06/30/09	1/1/09 – 06/30/09
Class VC
Actual	$1,000.00	$1,007.60	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.76	$6.11

†  Net expenses are equal to the Fund's annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half period).

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Consumer Discretionary	17.04%
Consumer Staples	2.37%
Energy	12.00%
Financial Services	14.48%
Healthcare	11.07%
Materials & Processing	6.57%
Producer Durables	20.47%
Technology	8.47%
Utilities	5.03%
Short-Term Investment	2.50%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 97.01%
Advertising Agencies 2.03%
Interpublic Group of Cos., Inc. (The)*	808,058	$4,081
Omnicom Group, Inc.	127,500	4,026
Total		8,107
Aerospace 1.05%
Alliant Techsystems, Inc.*	29,900	2,463
Curtiss-Wright Corp.	57,700	1,715
Total		4,178
Air Transportation 0.94%
Continental Airlines, Inc. Class B*	283,500	2,512
Southwest Airlines Co.	187,400	1,261
Total		3,773
Asset Management & Custodian 2.31%
State Street Corp.	195,900	9,246
Auto Parts 1.73%
Autoliv, Inc. (Sweden)(a)	89,608	2,578
BorgWarner, Inc.	88,079	3,008
WABCO Holdings, Inc.	74,800	1,324
Total		6,910
Banks: Diversified 3.33%
City National Corp.	121,700	4,482
Comerica, Inc.	165,400	3,498
Commerce Bancshares, Inc.	29,000	923
M&T Bank Corp.	86,400	4,400
Total		13,303
Casinos & Gambling 1.12%
International Game Technology	280,600	4,462

Investments	Shares	Value (000)
Chemical: Diversified 1.45%
Celanese Corp. Series A	243,700	$5,788
Commercial Services: Rental & Leasing 0.74%
GATX Corp.	114,863	2,954
Commercial Vehicles & Parts 0.36%
PACCAR, Inc.	44,100	1,434
Communications Technology 2.04%
Anixter International, Inc.*	74,200	2,789
Tellabs, Inc.*	936,502	5,366
Total		8,155
Computer Services, Software & Systems 5.93%
Adobe Systems, Inc.*	296,680	8,396
CA, Inc.	111,800	1,949
Diebold, Inc.	46,700	1,231
Intuit, Inc.*	134,100	3,776
McAfee, Inc.*	128,923	5,439
Sybase, Inc.*	93,093	2,918
Total		23,709
Containers & Packaging 1.07%
Ball Corp.	94,365	4,262
Diversified Financial Services 2.55%
Lazard Ltd. Class A	252,900	6,808
Raymond James Financial, Inc.	196,418	3,380
Total		10,188
Diversified Manufacturing Operations 4.30%
Eaton Corp.	136,200	6,076
ITT Corp.	99,600	4,432
Pentair, Inc.	76,800	1,968

See Notes to Financial Statements.
4

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Diversified Manufacturing Operations (continued)
Tyco International Ltd. (Switzerland)(a)	181,630	$4,719
Total		17,195
Diversified Retail 7.16%
American Eagle Outfitters, Inc.	424,700	6,018
Big Lots, Inc.*	46,800	984
Foot Locker, Inc.	282,263	2,955
Genuine Parts Co.	115,513	3,877
Macy's, Inc.	236,823	2,785
Nordstrom, Inc.	135,600	2,697
PetSmart, Inc.	163,300	3,504
TJX Companies, Inc. (The)	183,700	5,779
Total		28,599
Drug & Grocery Store Chains 1.28%
Kroger Co. (The)	231,497	5,105
Electronics 0.24%
Trimble Navigation Ltd.*	48,800	958
Engineering & Contracting Services 3.45%
Jacobs Engineering Group, Inc.*	143,800	6,053
KBR, Inc.	337,898	6,231
URS Corp.*	30,100	1,491
Total		13,775
Financial Data & Systems 0.37%
Jack Henry & Associates, Inc.	71,800	1,490
Foods 1.08%
J.M. Smucker Co. (The)	88,400	4,302
Gas Pipeline 2.75%
EQT Corp.	185,900	6,490

Investments	Shares	Value (000)
Williams Cos., Inc. (The)	288,800	$4,508
Total		10,998
Healthcare Facilities 1.64%
DaVita, Inc.*	132,600	6,558
Healthcare Services 1.96%
HealthSouth Corp.*	325,735	4,704
McKesson Corp.	71,300	3,137
Total		7,841
Hotel/Motel 3.56%
Marriott International, Inc. Class A	197,125	4,351
Starwood Hotels & Resorts Worldwide, Inc.	206,600	4,587
Wynn Resorts Ltd.*	150,100	5,299
Total		14,237
Household Equipment/Products 0.44%
Snap-on, Inc.	60,760	1,746
Insurance: Multi-Line 4.07%
ACE Ltd. (Switzerland)(a)	165,219	7,308
Aon Corp.	209,700	7,941
Markel Corp.*	3,600	1,014
Total		16,263
Insurance: Property-Casualty 1.51%
PartnerRe Ltd.	93,190	6,053
Luxury Items 0.30%
Fossil, Inc.*	50,600	1,218
Machinery: Engines 0.68%
Cummins, Inc.	76,650	2,699
Machinery: Industrial 0.62%
Kennametal, Inc.	128,400	2,463
Medical & Dental Instruments & Supplies 2.38%
Covidien plc (Ireland)(a)	119,000	4,455

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies (continued)
Patterson Cos., Inc.*	233,200	$5,060
Total		9,515
Medical Equipment 0.33%
Varian Medical Systems, Inc.*	37,400	1,314
Metal Fabricating 2.85%
Kaydon Corp.	46,453	1,513
Precision Castparts Corp.	22,400	1,636
Reliance Steel & Aluminum Co.	214,158	8,222
Total		11,371
Oil: Crude Producers 3.85%
Cabot Oil & Gas Corp.	123,400	3,781
EOG Resources, Inc.	55,895	3,796
Forest Oil Corp.*	168,400	2,513
Noble Energy, Inc.	67,100	3,957
Range Resources Corp.	31,900	1,321
Total		15,368
Oil: Integrated 1.20%
Transocean Ltd. (Switzerland)*(a)	64,545	4,795
Oil Well Equipment & Services 4.14%
Cameron International Corp.*	102,900	2,912
Halliburton Co.	290,160	6,006
Oceaneering International, Inc.*	39,000	1,763
Smith International, Inc.	148,600	3,826
Superior Energy Services, Inc.*	117,900	2,036
Total		16,543

Investments	Shares	Value (000)
Paints & Coatings 1.18%
Valspar Corp. (The)	208,506	$4,698
Pharmaceuticals 4.70%
AmerisourceBergen Corp.	341,000	6,049
Mylan, Inc.*	717,074	9,358
Watson Pharmaceuticals, Inc.*	100,000	3,369
Total		18,776
Producer Durables: Miscellaneous 1.83%
SPX Corp.	84,400	4,133
W.W. Grainger, Inc.	38,644	3,164
Total		7,297
Railroads 1.20%
Kansas City Southern*	296,600	4,778
Scientific Instruments: Control & Filter 2.88%
Donaldson Co., Inc.	81,286	2,816
Parker Hannifin Corp.	140,500	6,036
Roper Industries, Inc.	58,674	2,658
Total		11,510
Scientific Instruments: Gauges & Meters 0.24%
Itron, Inc.*	17,600	969
Scientific Instruments: Pollution Control 0.98%
Republic Services, Inc.	160,762	3,924
Securities Brokerage & Services 0.25%
Jefferies Group, Inc.*	47,400	1,011
Semiconductors & Components 0.21%
Marvell Technology Group Ltd.*	73,149	851

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Shares	Value (000)
Shipping 1.11%
Kirby Corp.*	139,397	$4,431
Textiles Apparel & Shoes 0.62%
Guess?, Inc.	96,100	2,477
Utilities: Electrical 1.83%
CMS Energy Corp.	398,818	4,818
Northeast Utilities	111,563	2,489
Total		7,307
Utilities: Gas Distributors 0.53%
Piedmont Natural Gas Co., Inc.	87,570	2,111
Utilities: Telecommunications 2.64%
CenturyTel, Inc.	127,231	3,906
EMBARQ Corp.	158,167	6,653
Total		10,559
Total Common Stocks (cost $380,474,713)		387,574

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.49%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $9,270,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $10,150,650; proceeds: $9,951,421 (cost $9,951,421)	$9,951	$9,951
Total Investments in Securities 99.50% (cost $390,426,134)		397,525
Other Assets in Excess of Liabilities 0.50%		2,003
Net Assets 100.00%		$399,528

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $390,426,134)	$397,525,301
Receivables:
Investment securities sold	3,734,648
Capital shares sold	325,211
Dividends	322,502
Prepaid expenses	362
Total assets	401,908,024
LIABILITIES:
Payables:
Investment securities purchased	1,732,238
Management fee	240,442
Capital shares reacquired	146,212
Directors' fees	82,378
Fund administration	12,944
Accrued expenses and other liabilities	166,172
Total liabilities	2,380,386
NET ASSETS	$399,527,638
COMPOSITION OF NET ASSETS:
Paid-in capital	$772,176,908
Undistributed net investment income	1,614,652
Accumulated net realized loss on investments	(381,363,089)
Net unrealized appreciation on investments	7,099,167
Net Assets	$399,527,638
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	37,739,749
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.59

See Notes to Financial Statements.
8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends	$4,200,238
Interest	982
Total investment income	4,201,220
Expenses:
Management fee	1,545,726
Shareholder servicing	755,424
Fund administration	82,439
Reports to shareholders	70,987
Professional	24,619
Custody	10,445
Directors' fees	7,157
Other	8,693
Gross expenses	2,505,490
Expense reductions (See Note 8)	(768)
Net expenses	2,504,722
Net investment income	1,696,498
Net realized and unrealized gain (loss):
Net realized loss on investments	(253,956,083)
Net realized loss on redemption in-kind (See Note 6)	(31,304,963)
Net change in unrealized depreciation on investments	267,665,234
Net realized and unrealized loss	(17,595,812)
Net Decrease in Net Assets Resulting From Operations	$(15,899,314)

See Notes to Financial Statements.
9

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$1,696,498	$9,628,363
Net realized loss on investments	(253,956,083)	(93,907,465)
Net realized loss on redemption in-kind (See Note 6)	(31,304,963)	–
Net change in unrealized appreciation/depreciation on investments	267,665,234	(293,182,584)
Net decrease in net assets resulting from operations	(15,899,314)	(377,461,686)
Distributions to shareholders from:
Net investment income	–	(9,667,724)
Net realized gain	–	(32,305,496)
Total distributions to shareholders	–	(41,973,220)
Capital share transactions (See Note 11):
Proceeds from sales of shares	15,266,086	60,325,957
Reinvestment of distributions	–	41,973,219
Cost of shares reacquired	(45,239,169)	(197,658,370)
Cost of redemption in-kind (See Note 6)	(91,964,108)	–
Net decrease in net assets resulting from capital share transactions	(121,937,191)	(95,359,194)
Net decrease in net assets	(137,836,505)	(514,794,100)
NET ASSETS:
Beginning of period	$537,364,143	$1,052,158,243
End of period	$399,527,638	$537,364,143
Undistributed (distributions in excess of) net investment income	$1,614,652	$(81,846)

See Notes to Financial Statements.
10

Financial Highlights

	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007		2006		2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.51		$18.90	$21.78		$21.09		$20.79	$17.04
Investment operations:
Net investment income(a)	.04		.19	.09		.10		.11	.09
Net realized and unrealized gain (loss)	.04	(b)	(7.68)	.07		2.47		1.60	4.01
Total from investment operations	.08		(7.49)	.16		2.57		1.71	4.10
Distributions to shareholders from:
Net investment income	–		(.21)	(.10)		(.11)		(.10)	(.06)
Net realized gain	–		(.69)	(2.94)		(1.77)		(1.31)	(.29)
Total distributions	–		(.90)	(3.04)		(1.88)		(1.41)	(.35)
Net asset value, end of period	$10.59		$10.51	$18.90		$21.78		$21.09	$20.79
Total Return(c)	.76	%(d)	(39.36)%	.58%		12.23%		8.22%	24.04%
Ratios to Average Net Assets:
Expenses, including expense reductions	.60	%(d)	1.15%	1.12%		1.12%		1.13%	1.17%
Expenses, excluding expense reductions	.60	%(d)	1.15%	1.12%		1.12%		1.13%	1.17%
Net investment income	.41	%(d)	1.21%	.40%		.48%		.51%	.46%
Supplemental Data:
Net assets, end of period (000)	$399,528		$537,364	$1,052,158		$1,226,358		$1,197,020	$834,428
Portfolio turnover rate	73.22	%(d)(e)	30.43%	35.39	%(e)	27.96	%(e)	24.67%	17.61%

(a) Calculated using average shares outstanding during the period.

(b) The per share amount does not represent the net realized and unrealized loss as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Includes portfolio securities delivered as a result of redemption in-kind transactions.

See Notes to Financial Statements.
11

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios (the "Funds"). This report covers the Mid-Cap Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

12

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investment Type	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$387,574	$–	$387,574
Repurchase Agreement	–	9,951	9,951
Total	$387,574	$9,951	$397,525

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value ("NAV") of the Fund's Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2009, the Fund incurred expenses of $719,325 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal

14

Notes to Financial Statements (unaudited)(continued)

income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$–	$11,178,159
Net long-term capital gains	–	30,795,061
Total distributions paid	$–	$41,973,220

As of December 31, 2008, the capital loss carryforward, along with the related expiration date, was as follows:

2016	Total
$59,666,300	$59,666,300

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$400,005,082
Gross unrealized gain	23,934,474
Gross unrealized loss	(26,414,255)
Net unrealized security loss	$(2,479,781)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments and including redemptions in-kind) for the six months ended June 30, 2009 were as follows:

Purchases	Sales
$292,018,648	$399,502,435

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2009.

15

Notes to Financial Statements (unaudited)(continued)

6. REDEMPTION IN-KIND

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares ("redemption in-kind"). For financial reporting purposes, the Fund recognizes a gain on redemption in-kind to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. During the six months ended June 30, 2009, shareholders of the Fund redeemed Fund shares in exchange for Fund portfolio securities, causing the Fund to realize a net loss of $31,304,963.

7. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8. EXPENSE REDUCTIONS

The Company has entered into an arrangement with the Fund's transfer agent, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

16

Notes to Financial Statements (unaudited)(concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	1,557,840	4,224,226
Reinvestment of distributions	-	4,248,301
Shares reacquired	(4,731,052)	(13,010,723)
Redemption in-kind	(10,229,600)	-
Decrease	(13,402,812)	(4,538,196)

12. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

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This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Mid-Cap Value Portfolio

LASFMCV-3-0609

(08/09)

Item 2:                Code of Ethics.

Not applicable.

Item 3:                Audit Committee Financial Expert.

Not applicable.

Item 4:                Principal Accountant Fees and Services.

Not applicable.

Item 5:                Audit Committee of Listed Registrants.

Not applicable.

Item 6:                Investments.

Not applicable.

Item 7:                                              Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                                              Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                                              Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:              Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:              Controls and Procedures.

(a)                         Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:              Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 17, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 17, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 17, 2009